-------------------------------------------------------------
LIBERTY ACORN TRUST          Prospectus, September 29, 2000
-------------------------------------------------------------

 . LIBERTY ACORN FUND
 . LIBERTY ACORN INTERNATIONAL
 . LIBERTY ACORN USA
 . LIBERTY ACORN TWENTY
 . LIBERTY ACORN FOREIGN FORTY

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.


Only eligible investors may purchase Class Z shares. See "Your Account -Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------------------------------------
TABLE OF CONTENTS
LIBERTY ACORN FUND                                                  2
---------------------------------------------------------------------

Investment Goal..................................................   2
Principal Investment Strategies..................................   2
Principal Investment Risks.......................................   2
Performance History..............................................   5
Your Expenses....................................................   6

LIBERTY ACORN INTERNATIONAL                                         7
---------------------------------------------------------------------

Investment Goal..................................................   7
Principal Investment Strategies..................................   7
Principal Investment Risks.......................................   7
Performance History..............................................  10
Your Expenses....................................................  11

LIBERTY ACORN USA                                                  12
---------------------------------------------------------------------

Investment Goal..................................................  12
Principal Investment Strategies..................................  12
Principal Investment Risks.......................................  12
Performance History..............................................  14
Your Expenses....................................................  15

LIBERTY ACORN TWENTY                                               16
---------------------------------------------------------------------

Investment Goal..................................................  16
Principal Investment Strategies..................................  16
Principal Investment Risks.......................................  16
Performance History..............................................  18
Your Expenses....................................................  19

LIBERTY ACORN FOREIGN FORTY                                        20
---------------------------------------------------------------------

Investment Goal..................................................  20
Principal Investment Strategies..................................  20
Principal Investment Risks.......................................  20
Performance History..............................................  23
Your Expenses....................................................  24

YOUR ACCOUNT                                                       25
---------------------------------------------------------------------

How to Buy Shares................................................  25
Eligible Investors...............................................  26
Price of Fund Shares.............................................  28
How to Exchange Shares...........................................  28
How to Sell Shares...............................................  28
Other Information About Your Account.............................  30

MANAGING THE FUNDS                                                 33
---------------------------------------------------------------------

Investment Advisor...............................................  33
Portfolio Managers...............................................  33

OTHER INVESTMENT
STRATEGIES AND RISKS                                               36
---------------------------------------------------------------------

The Information Edge.............................................  36
Stock Strength Comes First.......................................  36
Derivative Strategies............................................  37
Temporary Defensive Strategies...................................  37

FINANCIAL HIGHLIGHTS                                               38
---------------------------------------------------------------------

---------------------------------
Not FDIC       May Lose Value
               ------------------
Insured        No Bank Guarantee
---------------------------------

--------------------------------------------------------------------------------
Liberty Acorn Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with capitalizations of less than $2 billion.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give a company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

                                                                             ---

Liberty Acorn Fund

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.

                                                                             ---

Liberty Acorn Fund

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

Liberty Acorn Fund

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class Z)
--------------------------------------------------------------------------------


     [CHART]

     1990           (17.52%)
     1991            47.35%
     1992            24.23%
     1993            32.32%
     1994            (7.45%)
     1995            20.80%
     1996            22.55%
     1997            24.98%
     1998             6.02%
     1999            33.38%


For period shown in bar chart:         Best quarter:  4th quarter 1999, +21.94%

                                       Worst quarter: 3rd quarter 1990, -23.77%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1999
--------------------------------------------------------------------------------

                         Inception Date      1 Year        5 Years       10 Years
Class Z                      6/10/70         33.38%         21.21%        17.07%
---------------------------------------------------------------------------------
S&P 500                        n/a           21.04%         28.56%        18.21%
---------------------------------------------------------------------------------
Russell 2000                   n/a           21.26%         16.69%        13.34%

                                                                             ---

Liberty Acorn Fund

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases                 None
--------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions      None
--------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed)  None


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


Management fees/(1)/ (%)                                 .69
---------------------------------------------------------------
Distribution and service (12b-1) fees (%)                None
---------------------------------------------------------------
Other expenses (%)                                       .16
---------------------------------------------------------------
Total annual fund operating expenses (%)                 .85
---------------------------------------------------------------
(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------
     1 Year            3 Years          5 Years         10 Years

       $87              $271             $471            $1,049

                                                                             ---

--------------------------------------------------------------------------------
Liberty Acorn International
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn International seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion.

The Fund believes that smaller companies - particularly outside the U.S. - that are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give a company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected

                                                                             ---
by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such

                                                                             ---

Liberty Acorn International

companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each completed calendar year since it commenced operations. They include the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, five-year and life of the funds periods. They include the effects of Fund expenses.

The Fund's return is compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.) Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar Year Total Returns/(1)/
--------------------------------------------------------------------------------

     [CHART]

     Year       Return
     ----       ------

     1993       49.11%
     1994       (3.80%)
     1995        8.93%
     1996       20.65%
     1997        0.19%
     1998       15.43%
     1999       79.19%

For period shown in bar chart:          Best quarter:  4th quarter 1999, +41.63%

                                        Worst quarter: 3rd quarter 1998, -16.05%

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ended December 31, 1999/(1)/
--------------------------------------------------------------------------------

                          Inception Date   1 Year          5 Years     Life of the Fund
Class Z                   9/23/92          79.19%          22.19%           21.71%
---------------------------------------------------------------------------------------
EAFE                        N/A            26.96%          12.83%           13.50%
---------------------------------------------------------------------------------------
EMI (world ex-U.S.)         N/A            23.52%           7.21%            9.48%

(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

                                                                             ---

Liberty Acorn International

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases          None
-----------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                       None
-----------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                  None


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

Management fees/(2)/ (%)                           .81
-----------------------------------------------------------
Distribution and service (12b-1) fees (%)         None
-----------------------------------------------------------
Other expenses (%)                                 .30
-----------------------------------------------------------
Total annual fund operating expenses (%)          1.11
-----------------------------------------------------------
(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

     1 Year            3 Years          5 Years         10 Years

      $113              $353             $612            $1,352

                                                                             ___

--------------------------------------------------------------------------------
                               Liberty Acorn USA
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn USA typically looks for companies with:

 . A strong business franchise that offers growth potential.

 . Products and services that give a company a competitive advantage.

 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies and, under normal market conditions, will invest at least 65% of its assets in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                             ___

Liberty Acorn USA

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn USA

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each completed calendar year since it commenced operations. They include the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index, with dividends reinvested, of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.
================================================================================

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, three years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar Year Total Returns
--------------------------------------------------------------------------------

                             [CHART APPEARS HERE]

                       Year                     Return
                       ----                     ------

                       1997                     32.30%
                       1998                      5.79%
                       1999                     23.02%

For period shown in bar chart:         Best quarter:  4th quarter 1999, +18.93%
                                       Worst quarter: 3rd quarter 1998, -19.25%

--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
--------------------------------------------------------------------------------

               Inception Date      1 Year         3 Years       Life of the Fund

Class Z           9/4/96           23.02%         19.86%             23.28%
--------------------------------------------------------------------------------
Russell 2000       N/A             21.26%         13.08%             14.65%

                                                                             ___

Liberty Acorn USA

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases               None
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                            None
--------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deduced directly from Fund assets)
--------------------------------------------------------------------------------


Management fees/(1)/ (%)                                .93
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)              None
--------------------------------------------------------------
Other expenses (%)                                      .22
--------------------------------------------------------------
Total annual fund operating expenses (%)               1.15
--------------------------------------------------------------
(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

           1 Year            3 Years          5 Years         10 Years

            $117              $365             $633            $1,398

                                                                             ___

--------------------------------------------------------------------------------
                             Liberty Acorn Twenty
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .  A strong business franchise that offers growth potential.
 .  Products and services that give a company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected

                                                                             ___

Liberty Acorn Twenty

by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn Twenty

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each completed calendar year since it commenced operations. They include the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's return is compared to the S&P MidCap 400 Index. The S&P MidCap 400 is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.
================================================================================

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar Year Total Returns
--------------------------------------------------------------------------------

                             [CHART APPEARS HERE]

                          Year                Return
                          ----                ------
                          1999                29.30%


For period shown in bar chart:         Best quarter:  4th quarter 1999, +14.35%
                                       Worst quarter: 3rd quarter 1999, -7.13%

--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
--------------------------------------------------------------------------------

                 Inception Date            1 Year              Life of Fund

Class Z             11/23/98               29.30%                 34.20%
--------------------------------------------------------------------------------
S&P MidCap 400         N/A                 14.72%                 24.49%

                                                                             ___

Liberty Acorn Twenty

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 .  $10,000 initial investment

 .  5% total return for each year

 .  Fund operating expenses remain the same

 .  Assumes reinvestment of all dividends and distributions

================================================================================

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases               None
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                            None
--------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                       None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


Management fees/(1)/ (%)                               0.90
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)              None
--------------------------------------------------------------
Other expenses (%)                                     0.51
--------------------------------------------------------------
Total annual fund operating expenses/(2)/ (%)          1.41
--------------------------------------------------------------
(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(2) The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z would be 1.35%.

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

           1 Year            3 Years          5 Years         10 Years

            $144              $446             $771            $1,691

                                                                             ___

--------------------------------------------------------------------------------
                          Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty invests primarily in the stocks of medium- and larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

 . A strong business franchise that offers growth potential.
 . Products and services that give a company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected

                                                                             ___

Liberty Acorn Foreign Forty

by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

                                                                             ___

Liberty Acorn Foreign Forty

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn Foreign Forty

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each completed calendar year since it commenced operations. They include the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's return is compared to the SSB Cap Range $2-10B Index. The SSB World ex-U.S. Cap Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Peformance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar Year Total Returns/1/
--------------------------------------------------------------------------------

     [CHART]

     1999       81.60%


For period shown in bar chart:          Best quarter:  4th quarter 1999, +46.65%
                                        Worst quarter: 3rd quarter 1999,  -3.90%

--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999/1/
--------------------------------------------------------------------------------

                         Inception Date           1 Year           Life of Fund

Class Z                      11/23/98              81.60%              86.84%
--------------------------------------------------------------------------------
SSB Cap Range $2-10B          N/A                 23.52%               24.72%
--------------------------------------------------------------------------------
(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

                                                                             ___

Liberty Acorn Foreign Forty

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases               None
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                            None
--------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                       None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


Management fees/(2)/ (%)                               0.95
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)              None
--------------------------------------------------------------
Other expenses (%)                                     0.62
--------------------------------------------------------------
Total annual fund operating expenses/(3)/ (%)          1.57
--------------------------------------------------------------
(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(3) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z would be 1.45%.

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

          1 Year         3 Years        5 Years      10 Years

           $160           $496           $855         $1,867

                                                                             ___

--------------------------------------------------------------------------------
                                 Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an Eligible Investor your shares will be bought at the next calculated price (described below), after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Funds reserve the right to refuse a purchase order for any reason, including if a Fund believes that doing so would be in the best interest of the Funds and its shareholders.

--------------------------------------------------------------------------------
Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------

Method                   Instructions
-----------------------------------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and check made payable to the Fund
(new account)            to the transfer agent, Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
-----------------------------------------------------------------------------------------------------------
By check                 For existing accounts, fill out and return the additional investment stub
(existing account)       included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-----------------------------------------------------------------------------------------------------------
By exchange              You may acquire shares by exchanging shares you own in one Fund for shares of the same class of another Liberty Acorn Fund at no additional cost.  You also may exchange your Class Z shares of a Fund for Class Z or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds
                         Distributor, Inc., at net asset value without a sales charge.  See the SAI for a listing of the funds currently available.  There may be an additional charge if exchanging from a money market fund.  To exchange by telephone, call
                         1-800-962-1585.
-----------------------------------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank account to your Fund account.  To wire funds to your Fund account, call 1-800-962-1585 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------
By electronic funds      You may purchase shares by electronically transferring money from your bank
transfer (existing       account to your Fund account by calling 1-800-962-1585.  Electronic funds
account)                 transfers may take up to two business days to settle and be considered in "good form."  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments automatically from your bank
investment plan          account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer.  Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by one Liberty Acorn Fund into
diversification          the same class of shares of another Liberty Acorn Fund at no additional sales charge.  To invest your dividends in another Fund, call 1-800-962-1585.
-----------------------------------------------------------------------------------------------------------
Through an               Contact your financial professional.
intermediary

                                                                             ___

Your Account

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

 .    any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty IRA from, any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over; and

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer.

                                                                             ___

Your Account

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-962-1585. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan.

The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ___

Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B, and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

================================================================================

PRICE OF FUND SHARES
--------------------------------------------------------------------------------
Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Funds through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no sales charges or limitations if you purchase shares directly from the Funds, except as described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class Z shares of the Funds for shares of another Fund at no additional charge. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-962-1585.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-962-1585. Retirement plan accounts have special requirements; please call 1-800-962-1585 for more information.

                                                                             ___

Your Account

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method                   Instructions
-----------------------------------------------------------------------------------------------------------
By exchange              You may sell shares by exchanging from a Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost.  To exchange by telephone, call 1-800-962-1585.
-----------------------------------------------------------------------------------------------------------
By telephone             You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call 1-800-962-1585.
-----------------------------------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction or stock power form to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-962-1585.

                         Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722,
                         Boston, MA 02105-1722.
-----------------------------------------------------------------------------------------------------------
By wire                  You may sell shares and request that the proceeds be wired to your bank.  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be electronically transferred
funds transfer           to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------
Systematic Withdrawal    You may automatically sell a specified dollar amount or percentage on a monthly,
Plan                     quarterly or semiannual basis if your account balance is at least $5,000 and have the proceeds sent to you.  This feature is not available if you hold your shares in certificate form.  Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------
Through an               Contact your financial professional.  Financial professionals may charge fees for
Intermediary             their services.

                                                                             ___

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Funds' Share Price is Determined The price of a Fund's Class Z Shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by Liberty Acorn (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, Liberty Acorn must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

A Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty may hold securities that are traded on foreign exchanges, the value of these Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Funds in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.acornfunds.com.

Share Certificates Share certificates are not available for Class Z shares.

                                                                             ___

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. A Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of your Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

================================================================================

Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend             Represents interest and dividends earned from securities
                     held by a Fund net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Each Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-962-1585.

If you do not indicate on your application your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

                                                                             ___

Your Account

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes A Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If your Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce that Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by Liberty Acorn International or Liberty Acorn Foreign Forty.

                                                                             ___

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Funds' investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Funds, since 1992. In its duties as investment advisor, Liberty WAM runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM earns the following advisory fees for managing the Funds.

--------------------------------------------------------------------------------
Fund Name                                     Fund Fee as a % of
                                              Average Net Assets
                                              During 1999
--------------------------------------------------------------------------------
Liberty Acorn Fund                            .69%
Liberty Acorn International                   .81%
Liberty Acorn USA                             .93%
Liberty Acorn Twenty                          .90%
Liberty Acorn Foreign Forty                   .95%

Liberty WAM also receives an administrative services fee from each Fund at the annual rate of .05% of that Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Funds. Team members share responsibility for providing ideas, information, and knowledge in managing the Funds, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily portfolio selection decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger

Liberty Acorn Fund, Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Funds and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM before that date. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

                                                                             ___

Managing the Fund
Charles P. McQuaid
Liberty Acorn Fund, Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM, and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

Leah J. Zell
Liberty Acorn International, Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.

Margaret M. Forster
Liberty Acorn International, Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the international analytical team at Liberty WAM and WAM since 1994, and was a principal of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.

Robert A. Mohn
Liberty Acorn USA, Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                             ___

Managing the Fund


John H. Park
Liberty Acorn Twenty, Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

Marcel P. Houtzager
Liberty Acorn Foreign Forty, Co-portfolio manager

Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkeley.

Roger D. Edgley
Liberty Acorn Foreign Forty, Co-portfolio manager

Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                             ___

--------------------------------------------------------------------------------
Other Investment Strategies and Risks
--------------------------------------------------------------------------------


UNDERSTANDING THE FUNDS' OTHER INVESTMENT STRATEGIES AND RISKS

The principal investment strategies and risks for each Fund are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks." In seeking to meet its investment goal, a Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help a Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about each Fund's securities and investment techniques, as well as the its fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

The first portion of this prospectus describes the Funds' principal investment strategies and their associated risks. This section provides more detail about the Funds' investment strategies, and describes other investments a Fund may make and the risks associated with them. In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change the Funds' investment goals or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Funds invest in entrepreneurially managed smaller, mid-sized and larger companies that they believe are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Funds, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.


Growth Potential             Financial Strength          Fundamental Value
--------------------------------------------------------------------------------

 .  superior technology       .  low debt                 .  reasonable stock
 .  innovative marketing      .  adequate working            price relative to
 .  managerial skill             capital                     growth potential
 .  market niche              .  conservative             .  valuable assets
 .  good earnings                accounting practices
   prospects                 .  adequate profit
 .  strong demand for            margin
   product

                             A strong balance sheet      Once Liberty WAM
                             gives management            uncovers an attractive
The realization of this      greater flexibility  to     company, it identifies
growth potential would       pursue strategic            a price that it
likely produce superior      objectives and is           believes would also
performance that is          essential to maintaining    make the stock a good
sustainable over time.       a competitive advantage.    value.
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM's analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Funds, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least 2-5 years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

                                                                             ___

Other Investment Strategies and Risks


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
A Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                             ___

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for each Fund's last five fiscal years or since the Fund's inception, and for the six months ended June 30, 2000. The Funds' fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the last five fiscal years is audited. For periods up to and including the year ended 1999, this information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' audited financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-9-ACORN-9 (800-922-6769).

--------------------------------------------------------------------------------
Liberty Acorn Fund
--------------------------------------------------------------------------------

                                                     Six months
                                                   ended June 30,                       Year ended December 31,
For a share outstanding throughout each period         2000           1999         1998         1997         1996          1995

                                                     (unaudited)

                                                       Class Z        Class Z      Class Z      Class Z      Class Z      Class Z
  Net asset value, beginning of period                  $18.53         $16.85       $16.99       $15.04       $13.60       $12.24
------------------------------------------------------------------------------------------------------------------------------------

  Income from Investment Operations:

  Net investment income                                    .06            .09          .04          .15          .09          .11
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments, foreign currency and futures               (.32)          5.22          .91         3.57         2.93         2.42
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        (.26)          5.31          .95         3.72         3.02         2.53
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
  Dividends from net investment income                   (0.05)          (.09)        (.03)        (.16)        (.11)        (.09)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized and
  unrealized gains reportable for federal
  income taxes                                           (1.00)         (3.54)       (1.06)       (1.61)       (1.47)       (1.08)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.05)         (3.63)       (1.09)       (1.77)       (1.58)       (1.17)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                        $17.22         $18.53       $16.85       $16.99       $15.04       $13.60
------------------------------------------------------------------------------------------------------------------------------------
  Total return (a)                                       (1.41)%         33.4%         6.0%        25.0%        22.6%        20.8%
------------------------------------------------------------------------------------------------------------------------------------
  Ratios/supplemental data:

  Ratio of expenses to average net assets                  .84%*          .85%         .84%         .56%         .57%         .57%
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
  average net assets                                       .62%*          .49%         .30%         .75%         .53%         .89%
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   35%*           34%          24%          32%          33%          29%
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (in millions)             $3,818         $3,921       $3,549       $3,681       $2,842       $2,399
------------------------------------------------------------------------------------------------------------------------------------

(a)  Total return is not annualized for periods less than one year.
*    Annualized

                                                                             ___

Financial Highlights


--------------------------------------------------------------------------------
 Liberty Acorn International
--------------------------------------------------------------------------------

                                                    Six months ended
                                                        June 30,                         Year ended December 31,
For a share outstanding throughout each period            2000            1999        1998        1997         1996         1995
                                                       (unaudited)
                                                         Class Z        Class Z      Class Z     Class Z      Class Z      Class Z
  Net asset value, beginning of period                   $35.33          $20.82      $18.39       $19.61       $16.59       $15.24
------------------------------------------------------------------------------------------------------------------------------------

  Income from Investment Operations:

  Net investment income                                    ---              .83         .17          .40          .13          .16
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments, foreign currency and futures               (1.34)          15.45        2.68         (.34)        3.29         1.20
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        (1.34)          16.28        2.85          .06         3.42         1.36
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
  Dividends from net investment income                     (.66)           (.22)       (.15)        (.38)        (.12)         ---
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized and
  unrealized gains reportable for federal
  income taxes                                             (.51)          (1.55)       (.27)        (.90)        (.28)        (.01)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                     (1.17)          (1.77)       (.42)       (1.28)        (.40)        (.01)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                         $32.82          $35.33      $20.82       $18.39       $19.61       $16.59
------------------------------------------------------------------------------------------------------------------------------------
  Total return (a)                                         (3.8)%          79.2%       15.4%         0.2%        20.7%         8.9%
------------------------------------------------------------------------------------------------------------------------------------
  Ratios/supplemental data:

  Ratio of expenses to average net assets                  1.06%*          1.11%       1.12%        1.19%        1.17%        1.22%
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
  average net assets                                        .01%*           .12%        .86%         .58%         .51%         .90%
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    76%*            46%         37%          39%          34%          26%
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (in millions)               $2,984          $2,868      $1,725       $1,623       $1,773       $1,276
------------------------------------------------------------------------------------------------------------------------------------

(a)  Total return is not annualized for periods less than one year.

*    Annualized

                                                                             ___

Financial Highlights


--------------------------------------------------------------------------------
Liberty Acorn USA
--------------------------------------------------------------------------------

                                                                                                                      Inception
                                                                                                                     September 4
                                                     Six months                                                   Through December
                                                   ended June 30,             Year ended December 31,                    31,
For a share outstanding throughout each period          2000            1999           1998           1997              1996

                                                    (unaudited)
                                                      Class Z         Class Z        Class Z         Class Z          Class Z
 Net asset value, beginning of period                  $16.75          $14.80         $15.12         $11.65            $10.00
------------------------------------------------------------------------------------------------------------------------------------

 Income from Investment Operations:

 Net investment loss (a)                                 (.02)            ---           (.07)          (.07)             (.02)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments                                            (2.67)           3.32            .87           3.83              1.67
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                       (2.69)           3.32            .80           3.76              1.65
------------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
 Dividends from net investment income                     ---             ---            ---            ---               ---
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized and
 unrealized gains reportable for federal
 income taxes                                            (.32)          (1.37)         (1.12)          (.29)              ---
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                     (.32)          (1.37)         (1.12)          (.29)              ---
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $13.74          $16.75         $14.80         $15.12            $11.65
------------------------------------------------------------------------------------------------------------------------------------
 Total return (c)                                       (16.1)%          23.0%           5.8%          32.3%             16.5%
------------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:

 Ratio of expenses to average net assets (b)             1.13%*          1.15%          1.20%          1.35%             1.85%*
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss to average net
 assets                                                  (.27)%*         0.00%          (.42)%         (.49)%            (.99)%*
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   65%*            49%            42%            33%               20%*
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (in millions)             $  305          $  371         $  281         $  185            $   53
------------------------------------------------------------------------------------------------------------------------------------

a) Net investment loss per share was based upon the average shares outstanding during the period.

b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.79% for the period ended December 31, 1996.

c)   Total return is not annualized for periods less than one year.

*    Annualized

                                                                             ___

Financial Highlights
--------------------------------------------------------------------------------
Liberty Acorn Twenty
--------------------------------------------------------------------------------

                                                        Six months ended                                    Inception November 23
                                                            June 30,            Year Ended December 31,     Through December 31,
For a share outstanding throughout each period                2000                       1999                       1998

                                                          (unaudited)
                                                            Class Z                    Class Z                    Class Z
 Net asset value, beginning of period                      $13.70                     $ 10.71                     $10.00
------------------------------------------------------------------------------------------------------------------------------------

 Income from Investment Operations:

 Net investment income (loss) (a)                            (.04)                       (.08)                       ---
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments                                                  .50                        3.21                        .71
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                             .46                        3.13                        .71
------------------------------------------------------------------------------------------------------------------------------------
 Less Distributions:
   Distributions from net realized and
 unrealized gains reportable for federal
 income taxes                                                (.89)                       (.14)                       ---
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                        (0.89)                       (.14)                       ---
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $13.27                     $ 13.70                     $10.71
------------------------------------------------------------------------------------------------------------------------------------
 Total return (d)                                             3.4%                       29.3%                       7.1%
------------------------------------------------------------------------------------------------------------------------------------

 Ratios/supplemental data:
 Ratio of expenses to average net assets
 (b)(c)                                                      1.37%*                      1.37%                      1.41%*
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss)
 to average net assets (c)                                   (.57)%*                     (.62)%                      .22%*
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      170%*                       101%                      1.73%*
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (in millions)                 $   61                     $    68                     $   34
------------------------------------------------------------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the Liberty Acorn Twenty ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.35% for the period ended December 31, 1998, the year ended December 31, 1999 and the six months ended June 30, 2000.

(c) Liberty Acorn Twenty was reimbursed by the Advisor for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 1.83% and (.21%), respectively, for the period ended 12/31/98, 1.41% and (.66%), respectively, for the year ended 12/31/99 and 1.40% and (.60%), respectively, for the six months ended June 30, 2000.

(d)  Total return is not annualized for periods less than one year.

     *Annualized

                                                                             ___

Financial Highlights
--------------------------------------------------------------------------------
 Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------

                                                           Six months ended                                 Inception November 23
                                                               June 30,                 Year Ended           Through December 31
For a share outstanding throughout each period                   2000                     1999                      1998

                                                            (unaudited)
                                                               Class Z                   Class Z                   Class Z
 Net asset value, beginning of period                         $19.93                   $ 11.00                    $10.00
------------------------------------------------------------------------------------------------------------------------------------

 Income from Investment Operations:

 Net investment loss (a)                                         ---                      (.02)                     (.01)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                                                    (.12)                     8.98                      1.01
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                               (.12)                     8.96                      1.00
------------------------------------------------------------------------------------------------------------------------------------
 Less Distributions:
 Dividends from net investment income                           (.03)                      ---                       ---
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized and unrealized
 gains reportable for federal income taxes                      (.11)                     (.03)                      ---
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                            (.14)                     (.03)                      ---
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $19.67                   $ 19.93                    $11.00
------------------------------------------------------------------------------------------------------------------------------------
 Total return (d)                                               (0.6%)                    81.6%                     10.0%
------------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:

 Ratio of expenses to average net assets (b)(c)                 1.37%*                    1.48%                     1.73%*
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss to average net
 assets (c)                                                     (.03%)*                   (.17%)                    (.78%)*
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          74%*                      60%                       90%*
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (in millions)                    $  144                   $   107                    $   16
------------------------------------------------------------------------------------------------------------------------------------

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the Liberty Acorn Foreign Forty ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended December 31, 1999.

(c) Liberty Acorn Foreign Forty was reimbursed by the Advisor for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.


*     Annualized

                                                                             ___

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------





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                                                                             ___

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about Liberty Acorn by writing or calling Liberty Acorn's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-9-ACORN-9
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829
(formerly Acorn Investment Trust)

--------------------------------------------------------------------------------
                        [LOGO]   L I B E R T Y
                                 -----------------
                                         F U N D S

           ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR


               Liberty Funds Distributor, Inc. (C)2000
               One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
               www.libertyfunds.com

                              LIBERTY ACORN FUND
                          LIBERTY ACORN INTERNATIONAL
                               LIBERTY ACORN USA
                             LIBERTY ACORN TWENTY
                          LIBERTY ACORN FOREIGN FORTY

                      Supplement dated September 29, 2000
  to Prospectus dated September 29, 2000 of Liberty Acorn Trust


Enhanced pricing schedule on the Liberty Acorn Funds through February 28, 2001.

We're celebrating the newest additions to our growing fund family with an enhanced commission schedule on A, B and C shares of the Liberty Acorn Funds and a reduced sales load on A share purchases.

Effective October 16, 2000 - February 28, 2001:

------------------------------------------------------------------------------------------------------------
Purchase Price                         Reduced Upfront Sales Load**           Enhanced Dealer Commission
------------------------------------------------------------------------------------------------------------
Less than $250,000                     A share - 2.00%                        A share - 4.00%
                                                                              B share - 5.00%
                                                                              C share - 2.00%
------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000         A share - 2.00%                        A share - 3.50%
                                                                              B share - 4.50%
                                                                              C share - 2.00%
------------------------------------------------------------------------------------------------------------
$500,000 to $1,000,000                 A share - 2.00%                        A share - 2.50%
                                                                              B share - 3.75%
                                                                              C share - 2.00%
------------------------------------------------------------------------------------------------------------

Liberty Acorn Fund                              Liberty Acorn International
A share - 53015P106                             A share - 53015P841
B share - 53015P205                             B share - 53015P833
C share - 53015P304                             C share - 53015P825

Liberty Acorn USA                               Liberty Acorn Foreign Forty
A share - 53015P502                             A share - 53015P791
B share - 53015P601                             B share - 53015P783
C share - 53015P700                             C share - 53015P775

Liberty Acorn Twenty
A share - 53015P882
B share - 53015P874
C share - 53015P866


**Reduced sales load on A share purchases only.


Liberty Funds Distributor, Inc.   One Financial Center, Boston, MA 02111-2621
VAL-19/892C-0900 (00/1660)

                               LIBERTY ACORN FUND
                          LIBERTY ACORN INTERNATIONAL
                               LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                          LIBERTY ACORN FOREIGN FORTY


                      Supplement dated September 29, 2000
         to Prospectus dated September 29, 2000 of Liberty Acorn Trust

     IRA Accounts. Liberty Acorn will not accept new IRA accounts (including Roth IRAs, SIMPLE-IRAs and SEP-IRAs) until October 30, 2000.

LIBERTY ACORN FUND                           Prospectus, September 29, 2000


Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

LIBERTY ACORN FUND                                                          2
-----------------------------------------------------------------------------
Investment Goal..........................................................   2
Principal Investment Strategies..........................................   2
Principal Investment Risks...............................................   2
Performance History......................................................   4
Your Expenses............................................................   5

YOUR ACCOUNT                                                                6
-----------------------------------------------------------------------------
How to Buy Shares........................................................   6
Sales Charges............................................................   7
How to Exchange Shares...................................................  11
How to Sell Shares.......................................................  11
Fund Policy on Trading of Fund Shares....................................  12
Distribution and Service Fees............................................  13
Other Information About Your Account.....................................  13

MANAGING THE FUND                                                          17
-----------------------------------------------------------------------------
Investment Advisor.......................................................  17
Portfolio Managers.......................................................  17

OTHER INVESTMENT STRATEGIES AND RISKS                                      19
-----------------------------------------------------------------------------
The Information Edge.....................................................  19
Stock Strength Comes First...............................................  19
Derivative Strategies....................................................  20
Temporary Defensive Strategies...........................................  20


FINANCIAL HIGHLIGHTS                                                       21
-----------------------------------------------------------------------------

----------------------------
Not FDIC | May Lose Value
          ------------------
Insured  | No Bank Guarantee
----------------------------

                              Liberty Acorn Fund

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with capitalizations of less than $2 billion.


The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give a company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.


Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.


Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result


                                                                           _____

Liberty Acorn Fund


from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.


Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of each class.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through separate prospectuses. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

________________________________________________________________________________



                                  [BAR CHART]

                          Year                Return
                          ----                ------
                          1990               (17.52%)
                          1991                47.35%
                          1992                24.23%
                          1993                32.32%
                          1994                (7.45%)
                          1995                20.80%
                          1996                22.55%
                          1997                24.98%
                          1998                 6.02%
                          1999                33.38%


________________________________________________________________________________

For period shown in bar chart:
                                       Best quarter:  4th quarter 1999, +21.94%
                                       Worst quarter:  3rd quarter 1990, -23.77%

(1) Class Z shares are not offered through this prospectus, but Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns-- for periods ended December 31, 1999/(2)/

               Inception Date      1 Year            5  Years       10 Years

Class A           9/29/00          25.71%             19.78%         16.38%
----------------------------------------------------------------------------
Class B           9/29/00          28.38%             21.02%         17.07%
----------------------------------------------------------------------------
Class C           9/29/00          32.38%             21.21%         17.07%
----------------------------------------------------------------------------
Class Z           6/10/70          33.38%             21.21%         17.07%
----------------------------------------------------------------------------
S&P 500             N/A            21.04%             28.56%         18.21%
----------------------------------------------------------------------------
Russell 2000        N/A            21.26%             16.69%         13.34%
----------------------------------------------------------------------------


(2) Class A, Class B, and Class C are new classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class Z returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses were reflected, the returns for prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on June 10, 1970; Class A, Class B and Class C shares were initially offered on September 29, 2000.

                                                                            ____

Liberty Acorn Fund


UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

 . assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees /(3)/ (paid directly from your investment)

                                                     Class A        Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               5.75           None        None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        1.00/(4)/       5.00        1.00
------------------------------------------------------------------------------------------
Redemption fee                                            (5)            (5)         (5)


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                   Class A        Class B     Class C
Management Fees/(6)/(%)                              .69            .69         .69
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            .35           1.00        1.00
--------------------------------------------------------------------------------------
Other expenses (%)                                   .33            .33         .33
--------------------------------------------------------------------------------------
Total annual fund operating expenses (%)            1.37           2.02        2.02



(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."


Example Expenses (your actual costs may be higher or lower)

Class                                           1 Year        3 Years    5 Years     10 Years
Class A:                                        $ 706         $ 984      $1,282      $2,127
-----------------------------------------------------------------------------------------------
Class B: did not sell your shares               $ 205         $ 634      $1,088      $2,181

         sold all your shares at
         the end of the period                  $ 705         $ 934      $1,288      $2,181
-----------------------------------------------------------------------------------------------
Class C: did not sell your shares               $ 205         $ 634      $1,088      $2,348

         sold all your shares at
         the end of the period                  $ 305         $ 634      $1,088      $2,348

                                                                          ____

                                 Your Account

INVESTMENT MINIMUMS


Initial Investment....................................................  $1,000
Subsequent Investments................................................     $50
Automatic Investment Plan*............................................     $50
Retirement Plans*.....................................................     $25



* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                  Instructions

Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. Your
                        financial advisor may charge you fees for executing the
                        purchase for you.
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-
                        1722.
--------------------------------------------------------------------------------

By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        your Fund name and account number with a check made
                        payable to the Fund to Liberty Funds Services, Inc.,
                        P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By exchange             You or your financial advisor may acquire shares by
                        exchanging shares you own in one fund for shares of the
                        same class of the Fund at no additional cost. There may
                        be an additional charge if exchanging from a money
                        market fund. To exchange by telephone, call 1-800-422-
                        3737.
--------------------------------------------------------------------------------

By wire                 You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------

By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Fund at no
                        additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


                                                                            ____

Your Account


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A , B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more must be for Class A or Class C shares only. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                             % of offering
                                                As a % of                        price
                                                the public     As a %         retained by
                                                 offering     of your          financial
Amount of purchase                                price      investment       advisor firm
Less than $50,000                                  5.75         6.10              5.00
----------------------------------------------------------------------------------------------
$50,000 to less than $100,000                      4.50         4.71              3.75
----------------------------------------------------------------------------------------------
$100,000 to less than $250,000                     3.50         3.63              2.75
----------------------------------------------------------------------------------------------
$250,000 to less than $500,000                     2.50         2.56              2.00
----------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                   2.00         2.04              1.75
----------------------------------------------------------------------------------------------
$1,000,000 or more                                 0.00         0.00              0.00
----------------------------------------------------------------------------------------------

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


Purchases Over $1 Million

Amount purchased                                           Commission %

First $3 million                                              1.00
-----------------------------------------------------------------------
$3 million to less than $5 million                            0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                           0.50
-----------------------------------------------------------------------
$25 million or more                                           0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors received a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                            ____

Your Account


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                           5.00
-----------------------------------------------------------------------------
Through second year                                          4.00
-----------------------------------------------------------------------------
Through third year                                           3.00
-----------------------------------------------------------------------------
Through fourth year                                          3.00
-----------------------------------------------------------------------------
Through fifth year                                           2.00
-----------------------------------------------------------------------------
Through sixth year                                           1.00
-----------------------------------------------------------------------------
Longer than six years                                        None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                            ____

Your Account


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                          3.00
-----------------------------------------------------------------------------
Through second year                                         2.00
-----------------------------------------------------------------------------
Through third year                                          1.00
-----------------------------------------------------------------------------
Longer than three years                                     0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold
-----------------------------------------------------------------------------
Through first year                                          3.00
-----------------------------------------------------------------------------
Through second year                                         2.00
-----------------------------------------------------------------------------
Through third year                                          1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.


                                                                            ____

Your Account


If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                     % deducted when shares are sold

Through one year                                     1.00
--------------------------------------------------------------------------
Longer than one year                                 0.00



                                                                            ____

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.
                                                                            ____

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annual basis
                       if your account balance is at least $5,000 and have the
                       proceeds sent to you. This feature is not available if
                       you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                            ____

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend            Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



Distribution Options The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.
                                                                             ___

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

                                                                            ____

                               Managing the Fund


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.


Liberty WAM's advisory fee for managing the Fund in 1999 was 0.69% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger
Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Funds and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM before that date. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

Charles P. McQuaid
Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM, and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a

                                                                            ----

Managing the Fund

member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

                                                                             ___

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Fund - Principal Investment Strategies" and Liberty Acorn Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

Liberty WAM invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential             Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .  superior technology       .  low debt               .   reasonable stock
 .  innovative marketing      .  adequate working           price relative to
 .  managerial skill             capital                    growth potential
 .  market niche              .  conservative           .   valuable assets
 .  good earnings                accounting practices
    prospects                 .  adequate profit
 .  strong demand                margin
    for product

The realization of this       A strong balance sheet     Once Liberty WAM
growth potential would        gives management           uncovers an attractive
likely produce superior       greater flexibility to     company, it identifies
performance that is           pursue strategic           a price that it
sustainable over time.        objectives and is          believes would also
                              essential to maintaining   make the stock a good
                              a competitive advantage    value.
--------------------------------------------------------------------------------

                                                                            ----

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money that the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ____

                             Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares for the last five fiscal years and for the six months ended June 30, 2000. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the last five years is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Fund

                                            Six months
                                              Ended         Year          Year          Year         Year          Year
For a share outstanding throughout           6/30/00        Ended         Ended         Ended        Ended         Ended
each period                                (unaudited)      1999          1998          1997         1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                               Class Z      Class Z       Class Z       Class Z      Class Z       Class Z
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $18.53       $16.85        $16.99        $15.04       $13.60        $12.24
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                             .06          .09           .04           .15          .09           .11
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments, foreign currency and
futures                                          (.32)        5.22           .91          3.57         2.93          2.42
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                       (.26)        5.31           .95          3.72         3.02          2.53
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income             (.05)        (.09)         (.03)         (.16)        (.11)         (.09)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                    (1.00)       (3.54)        (1.06)        (1.61)       (1.47)        (1.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.05)       (3.63)        (1.09)        (1.77)       (1.58)        (1.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.22       $18.53        $16.85        $16.99       $15.04        $13.60
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)                                (1.41%)       33.4%          6.0%         25.0%        22.6%         20.8%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets                                            .84%*        .85%         .84%          .56%         .57%          .57%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                .62%*        .49%         .30%          .75%         .53%          .89%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            35%*         34%          24%           32%          33%           29%
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                  $3,818       $3,921       $3,549        $3,681       $2,842        $2,399

(a) Total return is not annualized for periods less than one year. Class A, B and C shares are subject to sales loads, account fees and rule 12b-1 fees that are not reflected in the total return.

*    Annualized

                                                                            ----

                                     Notes

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                                                                            ----

                                     Notes


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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829


 .    Liberty Acorn Fund (formerly Acorn Fund)

                            [LOGO OF LIBERTY FUNDS]

          ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR

               Liberty Funds Distributor, Inc. (c) 2000
               One Financial Center, Boston, MA 02111-2621,1-800-426-3750
               www.libertyfunds.com

                                                                            ---

--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL        Prospectus, September 29, 2000
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

LIBERTY ACORN INTERNATIONAL                                           2
---------------------------
Investment Goal.....................................................  2
Principal Investment Strategies.....................................  2
Principal Investment Risks..........................................  2
Performance History.................................................  4
Your Expenses.......................................................  5



YOUR ACCOUNT                                                          6
------------
How to Buy Shares...................................................  6
Sales Charges.......................................................  7
How to Exchange Shares.............................................. 11
How to Sell Shares.................................................. 11
Fund Policy on Trading of Fund Shares............................... 12
Distribution and Service Fees....................................... 13
Other Information About Your Account................................ 13


MANAGING THE FUND                                                    17
-----------------
Investment Advisor.................................................. 17
Portfolio Managers.................................................. 17


OTHER INVESTMENT
STRATEGIES AND RISKS                                                 19
--------------------
The Information Edge................................................ 19
Stock Strength Comes First.......................................... 19
Derivative Strategies............................................... 20
Temporary Defensive Strategies...................................... 20



FINANCIAL HIGHLIGHTS                                                 21
--------------------

Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee

Liberty Acorn International

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn International seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion.

The Fund believes that smaller companies - particularly outside the U.S. - that are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.


Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by

                                                                          ______

Liberty Acorn International

such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, five-year and life of the Fund periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of the class.

The Fund's return are compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.), Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of broad measures of market performance for one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)(2)/
--------------------------------------------------------------------------------
                [BAR CHART]

          Year           Return
          ----           ------
          1993            49.11%
          1994            (3.80%)
          1995             8.93%
          1996            20.65%
          1997              .19%
          1998            15.43%
          1999            79.19%

--------------------------------------------------------------------------------

For period shown in bar chart:
                                         Best quarter: 4th quarter 1999, +41.63%
                                         Worst quarter: 3rd quarter 1998,-16.05%


(1) Class Z shares are not offered through this prospectus, but Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.


Average Annual Total Returns -- for periods ended December 31, 1999/(2)(3)/

                                                               Life of the
                   Inception Date      1 Year     5 Years          Fund
Class A               9/29/00          68.89%      20.75%        20.72%
-------------------------------------------------------------------------------
Class B               9/29/00          74.19%      22.01%        21.71%
-------------------------------------------------------------------------------
Class C               9/29/00          78.19%      22.19%        21.71%
-------------------------------------------------------------------------------
Class Z               9/23/92          79.19%      22.19%        21.71%
-------------------------------------------------------------------------------
EAFE                      N/A          26.96%      12.83%        13.50%
-------------------------------------------------------------------------------
EMI (world ex-U.S.)       N/A          23.52%       7.21%         9.48%

(2) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

(3) Class A, Class B, and Class C are new classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer classes of shares. Class Z returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses were reflected, the returns for prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on September 23, 1992; Class A, Class B and Class C shares were initially offered on September 29, 2000.

                                                                           _____

Liberty Acorn International

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 .    $10,000 initial investment

 .    5% total return for each year

 .    fund operating expenses remain the same

 .    assumes reinvestment of all dividends and distributions

 .    assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(4)/ (paid directly from your investment)

                                                                  Class A      Class B       Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            5.75         None          None
------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                      1.00/(5)/    5.00          1.00
------------------------------------------------------------------------------------------------------
Redemption fee                                                          (6)       (6)          (6)


(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(6)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                                  Class A      Class B       Class C
Management Fees/(7)/(%)                                             .81          .81           .81
------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                           .35         1.00          1.00
------------------------------------------------------------------------------------------------------
Other expenses (%)                                                  .43          .43           .43
------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                           1.59         2.24          2.24

(7) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."


Example Expenses (your actual costs may be higher or lower)

Class                                         1 Year      3 Years      5 Years     10 Years
Class A:                                      $  727      $1,048       $1,391      $2,356
-----------------------------------------------------------------------------------------------
Class B: did not sell your shares             $  227      $  700       $1,200      $2,411

         sold all your shares at
         the end of the period                $  727      $1,000       $1,400      $2,411
-----------------------------------------------------------------------------------------------
Class C: did not sell your shares             $  227      $  700       $1,200      $2,575

         sold all your shares at              $  327      $  700       $1,200      $2,575
         the end of the period

                                                                          ______

Your Account

INVESTMENT MINIMUMS

Initial Investment............................... $1,000
Subsequent Investments........................... $   50
Automatic Investment Plan*....................... $   50

Retirement Plans*................................ $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                       Instructions

Through your                 Your financial advisor can help you establish
financial advisor            your account and buy Fund shares on your behalf.
                             Your financial advisor may charge you fees for
                             executing the purchase for you.
--------------------------------------------------------------------------------
By check                     For new accounts, send a completed application
(new account)                and check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including your Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By exchange                  You or your financial advisor may acquire shares by
                             exchanging shares you own in one fund for shares of
                             the same class of the Fund at no additional cost.
                             There may be an additional charge if exchanging
                             from a money market fund. To exchange by telephone,
                             call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             Fund account. To wire funds to your Fund account,
                             call 1-800-422-3737 to obtain a control number and
                             the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically trans-
transfer                     ferring money from your bank account to your Fund
                             account by calling 1-800-422-3737. Electronic funds
                             transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
--------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your Fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
--------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed
diversification              by one fund into the same class of shares of the
                             Fund at no additional sales charge. To invest your
                             dividends in another fund, call 1-800-345-6611.
                                                                           _____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more must be for Class A or Class C shares only. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



Class A Sales Charges


                                                                                          % of offering
                                                As a % of                                     price
                                                the public            As a %               retained by
                                                 offering            of your                financial
Amount of purchase                                price             investment            advisor firm
Less than $50,000                                 5.75                 6.10                  5.00
---------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                     4.50                 4.71                  3.75
---------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                    3.50                 3.63                  2.75
---------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                    2.50                 2.56                  2.00
---------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                  2.00                 2.04                  1.75
---------------------------------------------------------------------------------------------------------
$1,000,000 or more                                0.00                 0.00                  0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                           Commission %

First $3 million                               1.00
-------------------------------------------------------------------------------

$3 million to less than $5 million             0.80
-------------------------------------------------------------------------------

$5 million to less than $25 million            0.50
-------------------------------------------------------------------------------

$25 million or more                            0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                           _____

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold

Through first year                                  5.00
--------------------------------------------------------------------------------
Through second year                                 4.00
--------------------------------------------------------------------------------
Through third year                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                  1.00
--------------------------------------------------------------------------------
Longer than six years                               None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.


                                                                           _____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                            % deducted when
Holding period after purchase                               shares are sold

Through first year                                            3.00
-------------------------------------------------------------------------------
Through second year                                           2.00
-------------------------------------------------------------------------------
Through third year                                            1.00
-------------------------------------------------------------------------------
Longer than three years                                       0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                            % deducted when
Holding period after purchase                               shares are sold

Through first year                                            3.00
-------------------------------------------------------------------------------
Through second year                                           2.00
-------------------------------------------------------------------------------
Through third year                                            1.00
-------------------------------------------------------------------------------


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.


                                                                           _____

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                             % deducted when shares are sold

Through one year                                               1.00
--------------------------------------------------------------------------------

Longer than one year                                           0.00




                                                                           _____

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                           _____

Your Account

Outlined below are the various options for selling shares:

Method                  Instructions

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior
                        to the close of the NYSE, usually 4:00 p.m. Eastern
                        time.
-------------------------------------------------------------------------------
By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of
                        another Liberty fund at no additional cost. To exchange
                        by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                 You may send a signed letter of instruction or stock
                        power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

By systematic           You may automatically sell a specified dollar amount
withdrawal plan         or percentage on a monthly, quarterly or semi-annual
                        basis if your account balance is at least $5,000 and
                        have the proceeds sent to you. This feature is not
                        available if you hold your shares in certificate form.
                        Be sure to complete the appropriate section of the
                        account application for this feature.
-------------------------------------------------------------------------------
By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                           _____

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                           _____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividend            Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
-------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                           _____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                                                                           _____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Leah J. Zell
Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.

Margaret M. Forster
Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the international analytical team at Liberty WAM and WAM since 1994, and was a principal

                                                                            ____

Managing the Fund

of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.


                                                                           _____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn International - Principal Investment Strategies" and "Liberty Acorn International - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                 Financial Strength           Fundamental Value
---------------------------------------------------------------------------------
 .  superior technology          .  low debt
 .  innovative marketing         .  adequate working        .  reasonable stock
 .  managerial skill                capital                    price relative to
 .  market niche                 .  conservative               growth potential
 .  good earnings                   accounting practices    .  valuable assets
 .  strong demand for            .  adequate profit
   product                         margin


The realization of this         A strong balance sheet     Once Liberty WAM
growth potential would          gives management greater   uncovers an attractive
likely produce superior         flexibility to pursue      company, it iden-
performance that is             strategic objectives and   tifies a price that
sustainable over time.          is essential to maintain-  it believes would
                                ing a competitive advant-  also make the stock
                                age.                       a good value.
---------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                           _____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                           _____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares for the last five fiscal years and for the six months ended June 30, 2000. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the last five years is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn International


                                                                        Year        Year        Year        Year        Year
For a share outstanding throughout                      Six months      ended       ended      ended        ended       ended
each period                                            ended 6/30/00  12/31/99    12/31/98    12/31/97    12/31/96    12/31/95
-------------------------------------------------------------------------------------------------------------------------------
                                                          Class Z      Class Z     Class Z     Class Z     Class Z     Class Z
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 35.33      $ 20.82     $ 18.39     $ 19.61     $ 16.59     $ 15.24
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                                          --          .83         .17         .40         .13         .16
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures                                                     (1.34)       15.45        2.68        (.34)       3.29        1.20
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                  (1.34)       16.28        2.85         .06        3.42        1.36
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                         (.66)        (.22)       (.15)       (.38)       (.12)         --
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                                 (.51)       (1.55)       (.27)       (.90)       (.28)       (.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (1.17)       (1.77)       (.42)      (1.28)       (.40)       (.01)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 32.82      $ 35.33     $ 20.82     $ 18.39     $ 19.61     $ 16.59
-------------------------------------------------------------------------------------------------------------------------------
Total return (a)                                             (3.8%)       79.2%       15.4%        0.2%       20.7%        8.9%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets                                                       1.06%*       1.11%       1.12%       1.19%       1.17%       1.22%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                            .01%*        .12%        .86%        .58%        .51%        .90%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        76%*         46%         37%         39%         34%         26%
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                             $ 2,984      $ 2,868     $ 1,725     $ 1,623     $ 1,773     $ 1,276


(a) Total return is not annualized for periods less than one year. Class A, B and C shares are subject to sales loads, account fees and rule 12b-1 fees that are not reflected in the total return.

*Annualized

                                                                           _____

Notes

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                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 . Liberty Acorn International (formerly Acorn International)


[LOGO OF LIBERTY FUNDS]

                                                                           ---

----------------------------------------------------------------------------

LIBERTY ACORN USA                  Prospectus, September 29, 2000
----------------------------------------------------------------------------

Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S
LIBERTY ACORN USA                                                             2
-----------------
Investment Goal.............................................................  2
Principal Investment Strategies.............................................  2
Principal Investment Risks..................................................  2
Performance History.........................................................  4
Your Expenses...............................................................  5

YOUR ACCOUNT                                                                  6
------------
How to Buy Shares...........................................................  6
Sales Charges...............................................................  7
How to Exchange Shares...................................................... 11
How to Sell Shares.......................................................... 11
Fund Policy on Trading of Fund Shares....................................... 12
Distribution and Service Fees............................................... 13
Other Information About Your Account........................................ 13

MANAGING THE FUND                                                            17
-----------------
Investment Advisor.......................................................... 17
Portfolio Manager........................................................... 17

OTHER INVESTMENT
STRATEGIES AND RISKS                                                         18
--------------------
The Information Edge........................................................ 18
Stock Strength Comes First.................................................. 18
Derivative Strategies....................................................... 19
Temporary Defensive Strategies.............................................. 19

FINANCIAL HIGHLIGHTS                                                         20
--------------------

Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee

-----------------------------------------------------------------------------
                               Liberty Acorn USA
-----------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small-and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies. Liberty, Acorn USA typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S companies and, under normal market conditions, will invest at least 65% of its assets in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
                                                                           _____

Liberty Acorn USA

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn USA

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, three-year and life of the Fund periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of each class.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and (2) the Class Z shares, restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of broad measures of market performance for one year, three years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

-------------------------------------------------------------------------------
             [BAR CHART]

          Year     Returns
          ----     -------
          1997       32.30%
          1998        5.79%
          1999       23.02%

-------------------------------------------------------------------------------

For period shown in bar chart:
                                  Best quarter: 4th quarter 1999, +18.93%
                                  Worst quarter: 3rd quarter 1998, -19.25%


(1) Class Z shares are not offered through this prospectus, but Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns -- for periods ended December 31, 1999 /(2)/

                                                                    Life of
                                                                      the
                   Inception Date       1 Year       3 Years          Fund
Class A               9/29/00           15.95%        17.51%         21.10%
--------------------------------------------------------------------------------
Class B               9/29/00           18.02%        19.16%         22.72%
--------------------------------------------------------------------------------
Class C               9/29/00           22.02%        19.86%         23.28%
--------------------------------------------------------------------------------
Class Z                9/4/96           23.02%        19.86%         23.28%
--------------------------------------------------------------------------------
Russell 2000            N/A             21.26%        13.08%         14.65%



(2) Class A, Class B, and Class C are new classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer classes of shares. Class Z returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses were reflected, the returns for prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on September 4, 1996; Class A, Class B and Class C shares were initially offered on September 29,
     2000.

                                                                           _____
                                                                               4

Liberty Acorn USA

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

 . assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(3)/ (paid directly from your investment)

                                                            CLASS A        Class B        Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                        5.75          None          None
---------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                  1.00/(4)/     5.00          1.00
---------------------------------------------------------------------------------------------------------
Redemption fee                                                      (5)          (5)           (5)


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                            CLASS A        Class B        Class C
Management fees/(6)/(%)                                         .93            .93            .93
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       .35           1.00           1.00
-------------------------------------------------------------------------------------------------
Other expenses (%)                                              .37            .37            .37
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                       1.65           2.30           2.30


(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."


Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year     3 Years    5 Years    10 Years

Class A:                              $ 733      $1,065     $1,420      $2,417
--------------------------------------------------------------------------------
Class B: did not sell your shares     $ 233      $  718     $1,230      $2,473

         sold all your shares at
         the end of the period        $ 733      $1,018     $1,430      $2,473
--------------------------------------------------------------------------------
Class C: did not sell your shares     $ 233      $  718     $1,230      $2,636

         sold all your shares at
         the end of the period        $ 333      $  718     $1,230      $2,636

                                                                           _____

                                 Your Account


INVESTMENT MINIMUMS

Initial Investment............................    $1,000
Subsequent Investments........................    $   50

Automatic Investment Plan*....................    $   50
Retirement Plans*.............................    $   25

* The initial investment minimum of $ 1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------

Method                   Instructions

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. Your
                         financial advisor may charge you fees for executing the
                         purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
(new account)            check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
--------------------------------------------------------------------------------

By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         your Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own in one fund for shares of the
                         same class of the Fund at no additional cost. There may
                         be an additional charge if exchanging from a money
                         market fund. To exchange by telephone, call 1-800-422-
                         3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank
                         account to your Fund account. To wire funds to your
                         Fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds      You may purchase shares by electronically transferring
transfer                 money from your bank account to your Fund account by
                         calling 1-800-422-3737. Electronic funds transfers may
                         take up to two business days to settle and be
                         considered in "good form." You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------

By dividend              You may automatically invest dividends distributed by
diversification          one fund into the same class of shares of the Fund at
                         no additional sales charge. To invest your dividends in
                         another Fund, call 1-800-345-6611.
                                                                           _____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more must be for Class A or Class C shares only. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A Shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                 % of offering
                                      As a % of                       price
                                      the public     As a %        retained by
                                       offering     of your         financial
Amount of purchase                      price      investment     advisor firm
Less than $50,000                       5.75           6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50           4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50           3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                      0.00           0.00           0.00
--------------------------------------------------------------------------------

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                                                 Commission %

First $3 million                                                      1.00
--------------------------------------------------------------------------------

$3 million to less than $5 million                                    0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                   0.50
--------------------------------------------------------------------------------
$25 million or more                                                   0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                           _____

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B Shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                     % deducted when
Holding period after purchase                        shares are sold

Through first year                                         5.00
--------------------------------------------------------------------------------
Through second year                                        4.00
--------------------------------------------------------------------------------
Through third year                                         3.00
--------------------------------------------------------------------------------
Through fourth year                                        3.00
--------------------------------------------------------------------------------
Through fifth year                                         2.00
--------------------------------------------------------------------------------
Through sixth year                                         1.00
--------------------------------------------------------------------------------
Longer than six years                                      None


Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

                                                                           _____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges


                                                  % deducted when
Holding period after purchase                     shares are sold


Through first year                                     3.00
--------------------------------------------------------------------------------
Through second year                                    2.00
--------------------------------------------------------------------------------
Through third year                                     1.00
--------------------------------------------------------------------------------
Longer than three years                                0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:

Class B Sales Charges


                                                  % deducted when
Holding period after purchase                     shares are sold

Through first year                                     3.00
--------------------------------------------------------------------------------
Through second year                                    2.00
--------------------------------------------------------------------------------
Through third year                                     1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.

                                                                          ______

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C Shares Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges


Years After Purchase                    % deducted when shares are sold

Through one year                                 1.00
--------------------------------------------------------------------------------
Longer than one year                             0.00



                                                                            ____

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                           _____

Your Account

Outlined below are the various options for selling shares:

Method                   Instructions

Through your             You may call your financial advisor to place your sell
financial advisor        order. To receive the current trading day's price, your
                         financial advisor firm must receive your request prior
                         to the close of the NYSE, usually 4:00 p.m. Eastern
                         time.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may sell shares by
                         exchanging from the Fund into the same share class of
                         another Liberty fund at no additional cost. To exchange
                         by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone             You or your financial advisor may sell shares by
                         telephone and request that a check be sent to your
                         address of record by calling 1-800-422-3737, unless you
                         have notified the Fund of an address change within the
                         previous 30 days. The dollar limit for telephone sales
                         is $100,000 in a 30-day period. You do not need to set
                         up this feature in advance of your call. Certain
                         restrictions apply to retirement accounts. For details,
                         call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction or stock
                         power form along with any share certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.
                         All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                         For details, call 1-800-345-6611.

                         Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

By systematic            You may automatically sell a specified dollar amount
withdrawal plan          or percentage on a monthly, quarterly or semi-annual
                         basis if your account balance is at least $5,000 and
                         have the proceeds sent to you. This feature is not
                         available if you hold your shares in certificate form.
                         Be sure to complete the appropriate section of the
                         account application for this feature.
--------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be
funds transfer           electronically transferred to your bank. Proceeds may
                         take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                             ___

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account:
Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



                                                                             ___

Your Account



Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend                    Represents interest and dividends earned from
                            securities held by the Fund, net of expenses
                            incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents net long-term capital gains on sales of
                            securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distribution of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Robert A. Mohn
Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn USA - Principal Investment Strategies" and "Liberty Acorn USA - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

Growth Potential            Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .   superior technology     .  low debt                .  reasonable stock price
 .   innovative marketing    .  adequate working           relative to growth
 .   managerial skill           capital                    potential
 .   market niche            .  conservative            .  valuable assets
 .   good earnings              accounting practices
    prospects               .  adequate profit margin
 .   strong demand for
    product

The realization of this     A strong balance sheet     Once Liberty WAM
growth potential would      gives management           uncovers an attractive
likely produce superior     greater flexibility to     company, it identifies a
performance that is         pursue strategic           price that it believes
sustainable over time.      objectives and is          would also make the stock
                            essential to maintaining   a good value.
                            a competitive advantage.

Other Investment Strategies and Risks

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information for the three years ended December 31, 1999 and the period ended December 31, 1996 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's audited financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn USA


                                            Six months ended
For a share outstanding throughout              6/30/00          Year Ended      Year Ended     Year Ended     Inception 9/4/96
each period                                   (unaudited)         12/31/99        12/31/98       12/31/97      Through 12/31/96
---------------------------------------------------------------------------------------------------------------------------------
                                                Class Z            Class Z         Class Z        Class Z           Class Z
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $16.75            $  14.80        $  15.12       $  11.65          $  10.00
---------------------------------------------------------------------------------------------------------------------------------

Income from Investment
Operations:

Net investment loss (a)                           (.02)                 --            (.07)          (.07)             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                      (2.67)               3.32             .87           3.83              1.67
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                       (2.69)               3.32             .80           3.76              1.65
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                --                  --              --             --                --
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                      (.32)              (1.37)          (1.12)          (.29)               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.32)              (1.37)          (1.12)          (.29)               --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.74            $  16.75        $  14.80       $  15.12          $  11.65
---------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                 (16.1%)              23.0%            5.8%          32.3%             16.5%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)                                        1.13%*              1.15%           1.20%          1.35%             1.85%*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets                                        (.27%)*             0.00%           (.42%)         (.49%)            (.99%)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             65%                 49%             42%            33%               20%*
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                   $  305            $    371        $    281       $    185          $     53


(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.79% for the period ended December 31, 1996.

(c) Total return is not annualized for periods less than one year. Class A, B and C shares are subject to sales loads, account fees and rule 12b-1 fees that are not reflected in the total return.

*Annualized

                                                                            ____

Notes

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

Notes

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 . Liberty Acorn USA (formerly Acorn USA)

--------------------------------------------------------------------------------

                            [LOGO OF LIBERTY FUNDS]

ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C) 2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

     LIBERTY ACORN TWENTY                    Prospectus, September 29, 2000


Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

LIBERTY ACORN TWENTY......................................................   2
--------------------
Investment Goal...........................................................   2
Principal Investment Strategies...........................................   2
Principal Investment Risks................................................   2
Performance History.......................................................   4
Your Expenses.............................................................   5

YOUR ACCOUNT..............................................................   6
------------
How to Buy Shares.........................................................   6
Sales Charges.............................................................   7
How to Exchange Shares....................................................  11
How to Sell Shares........................................................  11
Fund Policy on Trading of Fund Shares.....................................  12
Distribution and Service Fees.............................................  13
Other Information About Your Account......................................  13

MANAGING THE FUND.........................................................  17
-----------------
Investment Advisor........................................................  17
Portfolio Manager.........................................................  17

OTHER INVESTMENT STRATEGIES AND RISKS.....................................  18
-------------------------------------
The Information Edge......................................................  18
Stock Strength Comes First................................................  18
Derivative Strategies.....................................................  19
Temporary Defensive Strategies............................................  19

FINANCIAL HIGHLIGHTS......................................................  20
--------------------

------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
------------------

Liberty Acorn Twenty

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                            ____

Liberty Acorn Twenty

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn Twenty

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year and life of the Fund periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of the class.

The Fund's return is compared to the S&P Mid Cap 400 Index. The S&P Mid Cap 400 is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of broad measures of market performance for one year and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

--------------------------------------------------------------------------------

              [Bar Chart]

          Year        Return
          ----        ------
          1999         29.30%

--------------------------------------------------------------------------------

For period shown in bar chart:    Best quarter: 4th quarter 1999, +14.35%
                                  Worst quarter: 3rd quarter 1999, -7.13%

(1) Class Z shares are not offered through this prospectus, but Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns -- for periods ended December 31, 1999/(2)/

                                                        Life of the
                       Inception Date      1 Year          Fund

Class A                    9/29/00         21.87%         27.20%
--------------------------------------------------------------------------------
Class B                    9/29/00         24.30%         30.69%
--------------------------------------------------------------------------------
Class C                    9/29/00         28.30%         34.20%
--------------------------------------------------------------------------------
Class Z                   11/23/98         29.30%         34.20%
--------------------------------------------------------------------------------
S&P Mid Cap 400              N/A           14.72%         24.49%

(2) Class A, Class B, and Class C are new classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer classes of shares. Class Z returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between shares. If differences in expenses were reflected, the returns for prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on November 28, 1998; Class A, Class B and Class C shares were initially offered on September 29, 2000.
                                                                            ____

Liberty Acorn Twenty

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discusssed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the
  same

 . assumes reinvestment of all dividends
  and distributions

 . assumes Class B shares convert to
  Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(3)/ (paid directly from your investment)

                                                            Class A         Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       5.75            None        None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                 1.00/(4)/       5.00        1.00
-------------------------------------------------------------------------------------------------
Redemption fee
                                                                   (5)             (5)         (5)


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                            Class A         Class B     Class C
Management fees/(6)/(%)                                       .90             .90         .90
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     .35            1.00        1.00
-------------------------------------------------------------------------------------------------
Other expenses (%)                                            .57             .57         .57
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses/(7)/ (%)                1.82            2.47        2.47




(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(7) The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.70%, 2.35% and 2.35% of the average annual net assets for Class A, Class B and Class C shares, respectively. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual fund operating expenses for Class A, B and C shares would be 1.70%, 2.35%, and 2.35% of respectively.

Liberty Acorn Twenty

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year       3 Years       5 Years   10 Years
Class A:                                               $  749       $1,115        $1,504    $2,589
-----------------------------------------------------------------------------------------------------
Class B: did not sell your shares                      $  250       $  770        $1,316    $2,646

         sold all your shares at
         the end of the period                         $  750       $1,070        $1,516    $2,646
-----------------------------------------------------------------------------------------------------
Class C: did not sell your shares                      $  250       $  770        $1,316    $2,806

         sold all your shares at
         the end of the period                         $  350       $  770        $1,316    $2,806

                                                                            ____

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment........................................  $1,000
Subsequent Investments....................................  $   50
Automatic Investment Plan*................................  $   50
Retirement Plans*.........................................  $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                   Instructions

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. Your
                         financial advisor may charge you fees for executing the
                         purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
(new account)            check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
--------------------------------------------------------------------------------

By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         your Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own in one fund for shares of the
                         same class of the Fund at no additional cost. There may
                         be an additional charge if exchanging from a money
                         market fund. To exchange by telephone, call 1-800-422-
                         3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank
                         account to your Fund account. To wire funds to your
                         Fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds      You may purchase shares by electronically transferring
transfer                 money from your bank account to your Fund account by
                         calling 1-800-422-3737. Electronic funds transfers may
                         take up to two business days to settle and be
                         considered in "good form." You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------

By dividend              You may automatically invest dividends distributed by
diversification          one fund into the same class of shares of the Fund at
                         no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

                                                                            ____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more must be for Class A or Class C shares only. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                              % of offering
                                                  As a % of                        price
                                                  the public     As a %         retained by
                                                   offering      of your         financial
Amount of purchase                                  price       investment      advisor firm
Less than $50,000                                    5.75          6.10            5.00
-------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                        4.50          4.71            3.75
-------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                       3.50          3.63            2.75
-------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                       2.50          2.56            2.00
-------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                     2.00          2.04            1.75
-------------------------------------------------------------------------------------------------
$1,000,000 or more                                   0.00          0.00            0.00
-------------------------------------------------------------------------------------------------


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                             Commission %

First $3 million                                 1.00
-----------------------------------------------------------
$3 million to less than $5 million               0.80
-----------------------------------------------------------
$5 million to less than $25 million              0.50
-----------------------------------------------------------
$25 million or more                              0.25
-----------------------------------------------------------


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                            ----

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                           5.00
-------------------------------------------------------------------------
Through second year                                          4.00
-------------------------------------------------------------------------
Through third year                                           3.00
-------------------------------------------------------------------------
Through fourth year                                          3.00
-------------------------------------------------------------------------
Through fifth year                                           2.00
-------------------------------------------------------------------------
Through sixth year                                           1.00
-------------------------------------------------------------------------
Longer than six years                                        None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                            ____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                        % deducted when
Holding period after purchase                           shares are sold

Through first year                                           3.00
-------------------------------------------------------------------------
Through second year                                          2.00
-------------------------------------------------------------------------
Through third year                                           1.00
-------------------------------------------------------------------------
Longer than three years                                      0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:

Class B Sales Charges

                                                        % deducted when
Holding period after purchase                           shares are sold

Through first year                                          3.00
-------------------------------------------------------------------------
Through second year                                         2.00
-------------------------------------------------------------------------
Through third year                                          1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

                                                                            ____

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                     % deducted when shares are sold

Through one year                                     1.00
--------------------------------------------------------------------------
Longer than one year                                 0.00

                                                                            ----

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ____

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annual
                       basis if your account balance is at least $5,000 and have
                       the proceeds sent to you. This feature is not available
                       if you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.




                                                                            ____

Your Account




Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend             Represents interest and dividends earned from securities
                     held by the Fund, net of expense incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends in June and
December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

                               Managing the Fund


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset
Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

John H. Park
Lead portfolio manager

John Park is a vice president of the Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CPA and earned both his BA and MBA degrees from the University of Chicago.

                                                                            ----

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Twenty - Principal Investment Strategies" and "Liberty Acorn Twenty - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential              Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .    superior technology      .    low debt              .   reasonable stock
 .    innovative marketing     .    adequate working          price relative to
 .    managerial skill              capital                   growth potential
 .    market niche             .    conservative          .   valuable assets
 .    good earnings                 accounting practices
     prospects                .    adequate profit margin
 .    strong demand for
     product


The realization of this       A strong balance sheet     Once Liberty WAM
growth potential would        gives management           uncovers an attractive
likely produce superior       greater flexibility to     company, it identifies
performance that is           pursue strategic           a price that it
sustainable over time.        objectives and is          believes would also
                              essential to maintaining   make the stock a good
                              a competitive advantage.   value.

--------------------------------------------------------------------------------
STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investments Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STEATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the year ended December 31, 1999 and the period ended December 31, 1998 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Twenty

                                                Six months
For a share outstanding                       ended June 30, 2000                               Inception 11/23/98
throughout each period                         (unaudited)           Year Ended 12/31/99         Through 12/31/98
------------------------------------------------------------------------------------------------------------------------
                                                 Class Z                   Class Z                     Class Z
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 13.70                    $ 10.71                     $ 10.00
Income from Investment Operations:
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                   (.04)                      (.08)                         --
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                      .50                       3.21                         .71
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .46                       3.13                         .71
------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends from net investment income                 --                       (.14)                         --
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                       (.89)                        --                          --
Total distribution                                 (.89)                      (.14)                         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 13.27                    $ 13.70                     $ 10.71
------------------------------------------------------------------------------------------------------------------------
Total return                                       3.4%                       29.3%                        7.1%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)(c)                                      1.37%* (b) (c)             1.37%                        1.41%*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (c)                          (.57%)* (c)               (.62)%                        .22%*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             170%                       101%                        173%*
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                   $    61                    $    68                     $     34

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.35% for the period ended December 31, 1998, the year ended December 31, 1999 and the six months ended June 30, 2000.

(c) Liberty Acorn Twenty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 1.83% and (.21%), respectively, for the period ended 12/31/98, 1.41% and (.66%), respectively, for the year ended 12/31/99 and 1.40% and (.60%), respectively, for the six months ended June 30, 2000.

(d) Total return is not annualized for periods less than one year. Class A, B and C shares are subject to sales loads, account fees and rule 12b-1 fees that are not reflected in the total return.

* Annualized

                                                                            ____

Notes

______________________________________________________________________________
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                                                                          ____

Notes

______________________________________________________________________________
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                                                                          ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 . Liberty Acorn Twenty (formerly Acorn Twenty)

--------------------------------------------------------------------------------

                            [LETTERHEAD OF LIBERTY FUNDS]

ALL-STAR . COLONIAL . CRABBE HUSON . NEWPORT . STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (c)2000
One Finacial Center, Boston, MA 02111-2621, 1-800-426-3750
www.liberty funds.com

-------------------------------------------------------------------------------

LIBERTY ACORN FOREIGN FORTY  Prospectus, September 29, 2000
-------------------------------------------------------------------------------


 Class A, B and C Shares

 Advised by Liberty Wanger Asset Management, L.P.

 Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

LIBERTY ACORN FOREIGN FORTY                                              2
---------------------------
Investment Goal......................................................    2
Principal Investment Strategies......................................    2
Principal Investment Risks...........................................    2
Performance History..................................................    4
Your Expenses........................................................    5

YOUR ACCOUNT                                                             6
------------
How to Buy Shares....................................................    6
Sales Charges........................................................    7
How to Exchange Shares...............................................   11
How to Sell Shares...................................................   11
Fund Policy on Trading of Fund Shares................................   12
Distribution and Service Fees........................................   13
Other Information About Your Account.................................   13

MANAGING THE FUND                                                       17
-----------------
Investment Advisor...................................................   17
Portfolio Managers...................................................   17

OTHER INVESTMENT STRATEGIES AND RISKS                                   19
-------------------------------------
The Information Edge.................................................   19
Stock Strength Comes First...........................................   19
Derivative Strategies................................................   20
Temporary Defensive Strategies.......................................   20

FINANCIAL HIGHLIGHTS                                                    21
--------------------

Not FDIC May Lose Value
         -----------------
Insured  No Bank Guarantee

Liberty Acorn Foreign Forty




INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:
 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity

                                                                            ---

Liberty Acorn Foreign Forty


market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

Liberty Acorn Foreign Forty



UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year and life of the Fund periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of the class.

The Fund's return is compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index. The SSB World ex-U.S. Cap Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of broad measures of market performance for one year and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

-------------------------------------------------------------------------------

                                  [Bar Chart]

          Year                Return
          ----                ------
          1999                81.60%

-------------------------------------------------------------------------------

For period shown in bar chart:
                                    Best quarter: 4th quarter 1999, +46.65%
                                    Worst quarter: 3rd quarter 1999, +3.90%

(1) Class Z shares are not offered through this prospectus, but Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns -- for periods ended December 31, 1999/(2)(3)/

                            Inception Date     1 Year     Life of the Fund
Class A                        9/29/00         71.16%         77.11%
-------------------------------------------------------------------------------
Class B                        9/29/00         76.60%         83.46%
-------------------------------------------------------------------------------
Class C                        9/29/00         80.60%         86.84%
-------------------------------------------------------------------------------
Class Z                       11/23/98         81.60%         86.84%
-------------------------------------------------------------------------------
SSB Cap Range $2-10 B            N/A           23.52%         24.72%


(2) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

(3) Class A, Class B, and Class C are new classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer classes of shares. Class Z returns are not restated to reflect any difference in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses were reflected, the returns for prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on November 28, 1998; Class A, Class B and Class C shares were initially offered on September 29, 2000.

                                                                             ---

Liberty Acorn Foreign Forty

 UNDERSTANDING EXPENSES

 Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


 Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

 Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expense table. It uses the following hypothetical conditions:
 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

 . assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees/(4)/ (paid directly from your investment)


                                               Class A     Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)         5.75         None      None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)   1.00/(5)/    5.00      1.00
-------------------------------------------------------------------------------
Redemption fee                                    (6)          (6)       (6)


(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(6) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from fund assets)

                                               Class A     Class B   Class C
Management fees/(7)/ (%)                         .95          .95      .95
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        .35         1.00     1.00
-------------------------------------------------------------------------------
Other expenses (%)                               .73          .73      .73
-------------------------------------------------------------------------------
Total annual fund operating expenses/(8)/ (%)   2.03         2.68     2.68
                                                ----         ----     ----


(7) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(8) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.80%, 2.45% and 2.45% of the average annual net assets for Class A, Class B and Class C, respectively. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.80%, 2.45%, 2.45% respectively.



Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year   3 Years    5 Years    10 Years

Class A:                               $769    $1,175     $1,605     $2,798
-------------------------------------------------------------------------------
Class B: did not sell your shares      $271    $  832     $1,420     $2,856

         sold all your shares at
         the end of the period         $771    $1,132     $1,620     $2,856
-------------------------------------------------------------------------------
Class C: did not sell your shares      $271    $  832     $1,420     $3,012

         sold all your shares at
         the end of the period         $371    $  832     $1,420     $3,012

                                                                             ---

                                 Your Account

INVESTMENT MINIMUMS


Initial Investment ...............................................   $1,000
Subsequent Investments............................................   $   50

Automatic Investment Plan*........................................   $   50

Retirement Plans*.................................................   $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:


Method                       Instructions

Through your                 Your financial advisor can help you establish your
financial advisor            account and buy Fund shares on your behalf. Your
                             financial advisor may charge you fees for executing
                             the purchase for you.
-------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and
(new account)                check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including your Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By exchange                  You or your financial advisor may acquire shares by
                             exchanging shares you own in one fund for shares of
                             the same class of the Fund at no additional cost.
                             There may be an additional charge if exchanging
                             from a money market fund. To exchange by telephone,
                             call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             bank account to your fund account. To wire funds to
                             your fund account, call 1-800-422-3737 to obtain a
                             control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically
transfer                     transferring money from your bank account to your
                             Fund account by calling 1-800-422-3737. Electronic
                             funds transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
-------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
-------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed
diversification              by one fund into the same class of shares of the
                             Fund at no additional sales charge. To invest your dividends in the fund, call 1-800-345-6611.

                                                                             ---

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more must be for Class A or Class C shares only. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                 % of offering
                                      As a % of                     price
                                      the public    As a %       retained by
                                       offering     of your        financial
Amount of purchase                      price      investment    advisor firm
Less than $50,000                        5.75         6.10            5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000            4.50         4.71            3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50         3.63            2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50         2.56            2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000         2.00         2.04            1.75
-------------------------------------------------------------------------------
$1,000,000 or more                       0.00         0.00            0.00
-------------------------------------------------------------------------------

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


Purchases Over $1 Million

Amount purchased                             Commission %

First $3 million                                 1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million               0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million              0.50
-------------------------------------------------------------------------------
$25 million or more                              0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                             ---

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold

Through first year                                  5.00
-------------------------------------------------------------------------------
Through second year                                 4.00
-------------------------------------------------------------------------------
Through third year                                  3.00
-------------------------------------------------------------------------------
Through fourth year                                 3.00
-------------------------------------------------------------------------------
Through fifth year                                  2.00
-------------------------------------------------------------------------------
Through sixth year                                  1.00
-------------------------------------------------------------------------------
Longer than six years                               None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                             ---

Your Account


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold

Through first year                                      3.00
-------------------------------------------------------------------------------
Through second year                                     2.00
-------------------------------------------------------------------------------
Through third year                                      1.00
-------------------------------------------------------------------------------
Longer than three years                                 0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                    % deducted when
Holding period after purchase                       shares are sold

Through first year                                         3.00
-------------------------------------------------------------------------------
Through second year                                        2.00
-------------------------------------------------------------------------------
Through third year                                         1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

                                                                             ---

Your Account


If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                   % deducted when shares are sold

Through one year                                    1.00
-------------------------------------------------------------------------------
Longer than one year                                0.00





                                                                             ---

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the statement of Additional Information.

                                                                             ---

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annual basis
                       if your account balance is at least $5,000 and have the
                       proceeds sent to you. This feature is not available if
                       you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
-------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                             ---

Your Account

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                             ---

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                             ---

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the
                      Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


Distribution Options The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call
1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-----------------------------------------------------------

Reinvest all distributions in shares of another fund
----------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.
                                                                             ---

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


                                                                             ---

Managing the Fund

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Marcel P. Houtzager

Co-portfolio manager

Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and at WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkley.


                                                                             ---

Managing the Fund

Roger D. Edgley

Co-portfolio manager

Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and at WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                             ---

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Foreign Forty - Principal Investment Strategies" and "Liberty Acorn Foreign Forty - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

Growth Potential             Financial Strength            Fundamental Value
-------------------------------------------------------------------------------
 .   superior technology       .   low debt              .   reasonable stock
 .   innovative marketing      .   adequate working          price relative to
 .   managerial skill              capital                   growth potential
 .   market niche              .   conservative          .   valuable assets
 .   good earnings                 accounting practices
     prospects                 .   adequate profit
 .   strong demand for             margin
     product

The realization of this       A strong balance sheet    Once Liberty WAM
growth potential would        gives management          uncovers an attractive
likely produce superior       greater flexibility to    company, it identifies a
performance that is           pursue strategic          price that it believes
sustainable over time.        objectives and is         would also make the
                              essential to maintaining  stock a good value.
                              a competitive advantage.

-------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years).

                                                                             ---

Other Investment Strategies and Risks

However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                             ---

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the year ended December 31, 1999 and the period ended December 31, 1998 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Foreign Forty

--------------------------------------------------------------------------------------------------------------------
                                                                 Six months
                                                            ended June 30, 2000 Year Ended    Inception 11/23/98
For a share outstanding throughout each period                  (unaudited)       12/31/99      Through 12/31/98
--------------------------------------------------------------------------------------------------------------------
                                                                  Class Z         Class Z            Class Z
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  19.93        $  11.00           $  10.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment loss (a)                                                --            (.02)              (.01)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                                       (.12)           8.98               1.01
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     (.12)           8.96               1.00
--------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends from net investment income                                 (.03)             --                 --
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized and unrealized
gains reportable for federal income taxes                            (.11)           (.03)                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.14)           (.03)                --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  19.67        $  19.93           $  11.00
--------------------------------------------------------------------------------------------------------------------
Total return (d)                                                    (0.6%)           81.6%              10.0%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net assets (b)(c)                       1.37%           1.48%              1.73%*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
assets (c)                                                           (.03%)          (.17%)             (.78%)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                74%             60%                90%*
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                    $    144       $     107           $     16


(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended.

(c) Liberty Acorn Foreign Forty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d) Total return is not annualized for periods less than one year. Class A, B and C shares are subject to sales loads, account fees and rule 12b-1 fees that are not reflected in the total return.

*Annualized

                                                                             ---

Notes


_______________________________________________________________________________

_______________________________________________________________________________

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_______________________________________________________________________________

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                                                                             ---

Notes

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

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_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

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_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________


                                                                             ---

FOR MORE INFORMATION
-------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829



 . Liberty Acorn Foreign Forty (formerly Acorn Foreign Forty)

                                    [LOGO OF LIBERTY FUNDS]

          ALLSTAR. COLONIAL. CRABBE HUSON. NEWPORT. STEIN RUE ADVISOR

                   Liberty Funds Distributor, Inc. (C) 2000

          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750

                             www.libertyfunds.com

------------------------------------------------------------------------------
  LIBERTY ACORN FUND                         Prospectus, September 29, 2000
-------------------------------------------------------------------------------
Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

LIBERTY ACORN FUND                                                            2
------------------
Investment Goal...........................................................    2
Principal Investment Strategies...........................................    2
Principal Investment Risks................................................    2

Performance History.......................................................    4
Your Expenses.............................................................    5

YOUR ACCOUNT                                                                  6
------------
How to Buy Shares.........................................................    6
Eligible Investors........................................................    7
Price of Fund Shares......................................................    8
How to Exchange Shares....................................................    8
How to Sell Shares........................................................    8
Fund Policy on Trading of Fund Shares.....................................    9
Other Information About Your Account......................................   10

MANAGING THE FUND                                                            13
-----------------
Investment Advisor........................................................   13
Portfolio Managers........................................................   13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                         15
--------------------
The Information Edge......................................................   15
Stock Strength Comes First................................................   15
Derivative Strategies.....................................................   16
Temporary Defensive Strategies............................................   16


FINANCIAL HIGHLIGHTS                                                         17
--------------------

---------------------------
Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------
                                                                            ____

                              Liberty Acorn Fund

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with capitalizations of less than $2 billion.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

 .  A strong business franchise that offers growth potential.
 .  Products and services that give a company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result

                                                                            ____

Acorn Fund

from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of it assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                                                            ____

Acorn Fund

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are measures of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------
                  [BAR CHART]

          Year                Return
          ----                ------
          1990                (17.52%)
          1991                 47.35%
          1992                 24.23%
          1993                 32.32%
          1994                 (7.45%)
          1995                 20.80%
          1996                 22.55%
          1997                 24.98%
          1998                  6.02%
          1999                 38.38%


--------------------------------------------------------------------------------

For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +21.94%
                                        Worst quarter: 3rd quarter 1990, -23.77%



Average Annual Total Returns -- for periods ended December 31, 1999

                          1 Year                5 Years            10 Years
Class Z                   33.38%                21.21%             17.07%
-------------------------------------------------------------------------------
S&P 500                   21.04%                28.56%             18.21%
-------------------------------------------------------------------------------
Russell 2000              21.26%                16.69%             13.34%

                                                                            ____
                                                                               4

Acorn Fund

UNDERSTANDING EXPENSES



Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)

Maximum sales charge (load) on purchases                None
----------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                             None
----------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                        None

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fees/(1)/ (%)                                 .69
----------------------------------------------------------------
Distribution and service (12b-1) fees (%)               None
----------------------------------------------------------------
Other expenses (%)                                       .16
----------------------------------------------------------------
Total annual fund operating expenses (%)                 .85
----------------------------------------------------------------

(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

Example Expenses (your actual costs may be higher or lower)

        1 Year           3 Years          5 Years        10 Years
         $87               $271             $471         $1,049

                                                                            ____

                                 Your Account


HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good
form."   "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                  Instructions
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and
(new account)           check made payable to the Fund to the transfer agent,
                        Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        the Fund name and account number with a check made
                        payable to the Fund to Liberty Funds Services, Inc.,
                        P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------

By exchange             You may acquire shares by exchanging shares you own in
                        one fund for shares of the same class of shares of the
                        Fund at no additional cost. There may be an additional
                        charge if exchanging from a money market fund. To
                        exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds     You may purchase shares by electronically transferring
transfer (existing      money from your bank account to your Fund account by
account)                calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------

By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Fund at
                        no additional sales charge. To invest your dividends in
                        the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------
Through an              Contact your financial professional. Financial
intermediary            professionals may charge fees for their services.

                                                                            ____

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment
---------------------------------

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn Funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by. Liberty Funds Distributor, Inc.

$100,000 minimum initial investment
-----------------------------------

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment
-----------------------------

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer; and

 .    any person investing all or part of the proceeds of a distribution,
     "roll over" or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
                                                                            ____

Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES


Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ____

Your Account


Outlined below are the various options for selling shares:

Method            Instructions

--------------------------------------------------------------------------------
By exchange         You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                    cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------

By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Systematic          You may automatically sell a specified dollar amount or
Withdrawal Plan     percentage on a monthly, quarterly or semiannual basis if
                    your account balance is at least $5,000 and have the
                    proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete
                    the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Through an          Contact your financial professional. Financial
Intermediary        professionals may charge fees for their services.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



Share Certificates Share certificates are not available for Class Z shares.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options. The Fund distributes dividends in June and
December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

 Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

 Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------

 Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



                                                                            ____

Your Account

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.69% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger

Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Fund and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM before that date. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

Charles P. McQuaid

Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM,

                                                                            ____

Managing the Fund

and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

                                                                            ____

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Fund - Principal Investment Strategies" and "Liberty Acorn Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential           Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .  superior technology     .  low debt                .  reasonable stock price
 .  innovative marketing    .  adequate working           relative to growth
 .  managerial skill           capital                    potential
 .  market niche            .  conservative
 .  good earnings              accounting practices
   prospects               .  adequate profit margin  .  valuable assets
 .  strong demand
   for product

The realization of this    A strong balance sheet     Once Liberty WAM
growth potential would     gives management           uncovers an attractive
likely produce superior    greater flexibility to     company, it identifies a
performance that is        pursue strategic           price that it believes
sustainable over time.     objectives and is          would also make the stock
                           essential to maintaining   a good value.
                           a competitive advantage.
--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------


At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ____

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years and for the six months ended June 30, 2000. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the last five years is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Fund


                                           Six Months
                                         Ended June 30,
For a share outstanding throughout           2000                          Year Ended
each period                              (unaudited)      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------
                                           Class Z      Class Z   Class Z   Class Z   Class Z   Class Z
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $18.53       $16.85    $16.99    $15.04    $13.60    $12.24
------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                          .06          .09       .04       .15       .09       .11
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments, foreign currency and
futures                                       (.32)        5.22       .91      3.57      2.93      2.42
------------------------------------------------------------------------------------------------------------
Total from investment
operations                                    (.26)        5.31       .95      3.72      3.02      2.53
============================================================================================================
Less distributions:
Dividends from net investment income          (.05)        (.09)     (.03)     (.16)     (.11)     (.09)
------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                 (1.00)       (3.54)    (1.06)    (1.61)    (1.47)    (1.08)
------------------------------------------------------------------------------------------------------------
Total distributions                          (1.05)       (3.63)    (1.09)    (1.77)    (1.58)    (1.17)
============================================================================================================
Net asset value, end of period              $17.22       $18.53    $16.85    $16.99    $15.04    $13.60
------------------------------------------------------------------------------------------------------------
Total return (a)                             (1.41)%       33.4%      6.0%     25.0%     22.6%     20.8%
============================================================================================================
Ratios/supplemental data:

Ratio of expenses to average net
assets                                         .84%*        .85%      .84%      .56%      .57%      .57%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             .62%*        .49%      .30%      .75%      .53%      .89%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         35%*         34%       24%       32%       33%       29%
------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                               $3,818       $3,921    $3,549    $3,681    $2,842    $2,399

(a) Total return is not annualized for periods less than one year.

*Annualized.
                                                                            ____

Notes


________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------


You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

  Liberty Acorn Trust: 811-01829


 . Liberty Acorn Fund (formerly Acorn Fund)
--------------------------------------------------------------------------------

                         [LETTERHEAD OF LIBERTY FUNDS]

     ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (c) 2000
          One Financial Center, Boston, MA 02111-2621,1-800-426-3750
          www.libertyfunds.com

--------------------------------------------------------------------------------

LIBERTY ACORN TWENTY          Prospectus, September 29, 2000
--------------------------------------------------------------------------------


Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

LIBERTY ACORN TWENTY                                                       2
--------------------
Investment Goal..........................................................  2
Principal Investment Strategies..........................................  2
Principal Investment Risks...............................................  2

Performance History......................................................  4
Your Expenses............................................................  5

YOUR ACCOUNT                                                               6
------------
How to Buy Shares........................................................  6
Eligible Investors.......................................................  7
Price of Fund Shares.....................................................  8
How to Exchange Shares...................................................  8
How to Sell Shares.......................................................  8
Fund Policy on Trading of Fund Shares....................................  9
Other Information About Your Account..................................... 10

MANAGING THE FUND                                                         13
-----------------
Investment Advisor....................................................... 13
Portfolio Manager........................................................ 13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                      14
--------------------
The Information Edge..................................................... 14
Stock Strength Comes First............................................... 14
Derivative Strategies.................................................... 15
Temporary Defensive Strategies........................................... 15


FINANCIAL HIGHLIGHTS                                                      16
--------------------


Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee

                         Liberty Acorn Twenty


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                           -----

Liberty Acorn Twenty


Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                          ------

Liberty Acorn Twenty


UNDERSTANDING PERFORMANCE


Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Fund expenses.

Average annual total returns are measures of the Fund's performance over the past one-year and life of the Fund. They include the effects of Fund expenses.

The Fund's return is compared to the S&P Mid Cap 400 Index. The S&P Mid Cap 400 is an unmanaged, market value-weighted index of 400 mid cap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar Year Total Returns
--------------------------------------------------------------------------------

                  [BAR CHART]
          Year                Returns
          ----                -------
           '99                29.30%

--------------------------------------------------------------------------------

For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +14.35%
                                        Worst quarter: 3rd quarter 1999, - 7.13%



Average Annual Total Returns -- for periods ended December 31, 1999

                       Inception Date         1 Year         Life of the Fund

Class Z                    11/23/98           29.30%              34.20%
--------------------------------------------------------------------------------
S&P Mid Cap 400               N/A             14.72%              24.49%

                                                                          ______

Liberty Acorn Twenty


UNDERSTANDING EXPENSES



Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                      None
-----------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions           None

Redemption fee (%) (as a percentage of amount redeemed)       None



Annual Fund Operating Expenses (deducted directly from Fund assets)



Management fees/(1)/ (%)                                      .90
-----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     None
-----------------------------------------------------------------------
Other expenses (%)                                            .51
-----------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                  1.41
-----------------------------------------------------------------------

(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of its average annual net assets. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual Fund operating expenses for Class Z would be 1.35%.

Example Expenses (your actual costs may be higher or lower)

         1  Year       3  Years        5  Years       10  Years

           $144           $446           $ 771          $1,691

                                                                           -----

                                 Your Account




HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                       Instructions
-------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable
(new account)                to the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box
                             1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the additional investment stub
(existing account)           included in your quarterly statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares by exchanging shares you own in one fund for shares of the same class of shares of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

-------------------------------------------------------------------------------------------------------

By wire                      You may purchase shares by wiring money from your bank account to your
                             Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your
transfer (existing           bank account to your Fund account by calling 1-800-422-3737.
account)                     Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your
investment plan              bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by one
diversification              fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.
-------------------------------------------------------------------------------------------------------
Through an                   Contact your financial professional. Financial professionals may charge
intermediary                 fees for their services.

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment
---------------------------------

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment
-----------------------------------
 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment
-----------------------------

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer; and

 .    any person investing all or part of the proceeds of a distribution,
     "roll over" or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
                                                                            ----

Your Account


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

Your Account

Outlined below are the various options for selling shares:


Method                 Instructions
---------------------------------------------------------------------------------------------------
By exchange            You may sell shares by exchanging from the Fund into Class Z shares or
                       Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a
                       30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
---------------------------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722,
                       Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be electronically
funds transfer         transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
Systematic             You may automatically sell a specified dollar amount or percentage on a
Withdrawal Plan        monthly, quarterly or semiannual basis if your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
Through an             Contact your financial professional. Financial professionals may charge
Intermediary           fees for their services.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ----

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.




Share Certificates Share certificates are not available for Class Z shares.

                                                                           -----

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend Represents interest and dividends earned from securities held by the Fund net of expenses incurred by the Fund.
--------------------------------------------------------------------------------

Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------

Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.



                                                                            ____

Your Account

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

                               Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizes the management team's input and advice when making buy and sell determinations.

John H. Park

Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

                                                                            ____

                     OTHER INVESTMENT STRATEGIES AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Twenty - Principal Investment Strategies" and "Liberty Acorn Twenty - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential           Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .  superior technology     . low debt                 . reasonable stock price
 .  innovative marketing    . adequate working           relative to growth
 .  managerial skills         capital                    potential
 .  market niche            . conservative             . valuable assets
 .  good earnings             accounting practices
   prospects               . adequate profit margin
 .  strong demand
   for product

The realization of this    A strong balance sheet     Once Liberty WAM
growth potential would     gives management           uncovers an attractive
likely produce superior    greater flexibility to     company, it identifies a
performance that is        pursue strategic           price that it believes
sustainable over time.     objectives and is          would also make the stock
                           essential to maintaining   a good value.
                           a competitive advantage.

--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                            ____

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six-month period ended June 30, 2000 is unaudited. The information with respect to the year ended December 31, 1999 and the period ended December 31, 1998 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Twenty

                                                        Six months
                                                          ended
                                                         6/30/00                                 Inception 11/23/98
For a share outstanding throughout each period          (unaudited)      Year ended 12/31/99      Through 12/31/98
-------------------------------------------------------------------------------------------------------------------
                                                          Class Z              Class Z                 Class Z
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $13.70               $10.71                $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment Operations:

Net investment income (loss) (a)                             (.04)                (.08)                    --
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments               .50                 3.21                    .71
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .46                 3.13                    .71
-------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends from net investment income                           --                   --                     --
Distribution from net realized and unrealized gains
reportable for federal income taxes                          (.89)                (.14)                    --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.89)                (.14)                    --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $13.27               $13.70                $ 10.71
-------------------------------------------------------------------------------------------------------------------
Total return (d)                                              3.4%                29.3%                   7.1%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (b)(c)               1.37%*               1.37%                  1.41%*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (c)                                    (.57%)*              (.62)%                  .22%*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       170%*                101%                   173%*
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                              $   61               $   68                $    34

(a) Net investment income (loss) per             (c)    Liberty Acorn Twenty was reimbursed
    share was based upon the average                    by Liberty WAM for certain net
    shares outstanding during the period.               expenses from November 23, 1998
                                                        through June 30, 2000. Without
(b) In accordance with a requirement by                 the reimbursement, the ratio of
    the Securities and Exchange                         expenses (prior to custodian fees paid
    Commission, the expense ratio                       indirectly) to average net assets and
    reflects total expenses prior to the                the ratio of net investment income to
    reduction of custodian fees for cash                average net assets would have been
    balances it maintains with the                      1.83% and (.21%), respectively, for
    custodian ("custodian fees paid                     the period ended 12/31/98, 1.41%
    indirectly"). This ratio net of custodian           and (.66%), respectively, for the year
    fees paid indirectly would have been                ended 12/31/99 and 1.40% and (.60%),
    1.35% for the period ended December 31,             respectively, for the six months
    1998, the year ended December 31, 1999              ended June 30, 2000.
    and the six months ended June 30, 2000.
                                                 (d)    Total return is not annualized for
                                                        periods less than one year.

                                                 *      Annualized

                                                                            ____

Notes

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                                                                             ---
                                                                              17

Notes
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                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 .  Liberty Acorn Twenty (formerly Acorn Twenty)

--------------------------------------------------------------------------------

                            [LOGO OF LIBERTY FUNDS]

           ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (c) 2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

--------------------------------------------------------------------------------

LIBERTY ACORN INTERNATIONAL                  Prospectus, September 29, 2000
--------------------------------------------------------------------------------

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  OF  C O N T E N T S

LIBERTY ACORN INTERNATIONAL                                                  2
---------------------------
Investment Goal.........................................................     2
Principal Investment Strategies.........................................     2
Principal Investment Risks..............................................     2
Performance History.....................................................     4
Your Expenses...........................................................     5

YOUR ACCOUNT                                                                 6
------------
How to Buy Shares.......................................................     6
Eligible Investors......................................................     7
Price of Fund Shares....................................................     8
How to Exchange Shares..................................................     8
How to Sell Shares......................................................     8
Fund Policy on Trading of Fund Shares...................................     9
Other Information About Your Account....................................    10

MANAGING THE FUND                                                           13
-----------------
Investment Advisor......................................................    13
Portfolio Managers......................................................    13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                        15
--------------------

The Information Edge....................................................    15
Stock Strength Comes First..............................................    15
Derivative Strategies...................................................    16
Temporary Defensive Strategies..........................................    16

FINANCIAL HIGHLIGHTS                                                        17
--------------------

Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee

                                                                            ____

                          Liberty Acorn International

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn International seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion.

The Fund believes that smaller companies - particularly outside the U.S. -that are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

 .  A strong business franchise that offers growth potential.

 .  Products and services that give the company a competitive advantage.

 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result
                                                                            ____

Liberty Acorn International

from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely than developed countries to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets, and to expropriate or nationalize a company or its assets.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year. They include the effects of Fund expenses.


Average annual total returns are measures of the Fund's performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's return is compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.), Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar Year Total Returns/(1)/

--------------------------------------------------------------------------------
          [BAR CHART]

          Year           Return
          ----           ------
          1993           49.11%
          1994           (3.80%)
          1995            8.93%
          1996           20.65%
          1997           19.00%
          1998           15.43%
          1999           79.19%

--------------------------------------------------------------------------------

For period shown in bar chart:        Best quarter: 4th quarter 1999, +41.63%
                                      Worst quarter: 3rd quarter 1998, -16.05%



Average Annual Total Returns -- For Periods Ended December 31, 1999/(1)/

                        Inception                                Life Of The
                          Date          1 Year       5 Years        Fund

Class Z                  9/23/92        79.19%       22.19%         21.71%
--------------------------------------------------------------------------------
EAFE                       N/A          26.96%       12.83%         13.50%
--------------------------------------------------------------------------------
EMI (world ex-U.S.)        N/A          23.52%        7.21%          9.48%


(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

                                                                            ____

Liberty Acorn International

UNDERSTANDING EXPENSES




Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions                                                None
------------------------------------------------------------------

Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management fees /(2)/(%)                                    .81
------------------------------------------------------------------

Distribution and service (12b-1) fees (%)                  None
------------------------------------------------------------------

Other expenses (%)                                          .30
------------------------------------------------------------------

Total annual fund operating expenses (%)                   1.11
------------------------------------------------------------------

(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."


Example Expenses (your actual costs may be higher or lower)

               1 Year         3 Years         5 Years          10 Years

                $113            $353            $612            $1,352
                                                                            ____

                                 Your Account




HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


Outlined below are the various options for buying shares:

 Method                 Instructions

--------------------------------------------------------------------------------
 By check               For new accounts, send a completed application and check
 (new account)          made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-
                        1722.
--------------------------------------------------------------------------------
 By check               For existing accounts, fill out and return the
 (existing account)     additional investment stub included in your quarterly
                        statement, or send a letter of instruction including the
                        Fund name and account number with a check made payable
                        to the Fund to Liberty Funds Services, Inc., P.O. Box
                        1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------

 By exchange            You may acquire shares by exchanging shares you own in
                        one fund for shares of the same class of shares of the
                        Fund at no additional cost. There may be an additional
                        charge if exchanging from a money market fund. To
                        exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
 By wire                You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic funds    You may purchase shares by electronically transferring
 transfer (existing     money from your bank account to your Fund account by
 account)               calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
 Automatic              You can make monthly or quarterly investments
 investment plan        automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------

 By dividend            You may automatically invest dividends distributed by
 diversification        one fund into the same class of shares of the Fund at
                        no additional sales charge. To invest your dividends in
                        the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------
 Through an             Contact your financial professional. Financial
 intermediary           professionals may charge fees for their services.
--------------------------------------------------------------------------------

                                                                            ____

Your Account

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment
---------------------------------

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment
-----------------------------------

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment
-----------------------------

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer; and

 .    any person investing all or part of the proceeds of a distribution,
     "roll over" or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
                                                                            ____

Your Account


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same class of another fund or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ____

Your Account
Outlined below are the various options for selling shares:

Method                  Instructions

----------------------------------------------------------------------------------------------------
By exchange             You may sell shares by exchanging from the Fund into Class Z shares or
                        Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a
                        30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
----------------------------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box
                       1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be electronically
funds transfer         transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
Systematic             You may automatically sell a specified dollar amount or percentage on a
Withdrawal Plan        monthly, quarterly or semiannual basis if your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
Through an             Contact your financial professional. Financial professionals may charge
Intermediary           fees for their services.
----------------------------------------------------------------------------------------------------


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Share Certificates Share certificates are not available for Class Z shares.

                                                                            ____

Your Account



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend         Represents interest and dividends earned from securities held by the Fund net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains    Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options. The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.


                                                                            ____

Your Account

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Leah J. Zell

Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.

Margaret M. Forster

Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the

                                                                            ____

Managing the Fund

international analytical team at Liberty WAM and WAM since 1994, and was a principal of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.

                                                                            ____

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn International - Principal Investment Strategies" and "Liberty Acorn International - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential              Financial Strength        Fundamental Value
-------------------------------------------------------------------------------
 .  superior technology       .  low debt               .  reasonable stock
 .  innovative marketing      .  adequate working          price relative to
 .  managerial skill             capital                   growth potential
 .  market niche              .  conservative           .  valuable assets
 .  good earnings prospects      accounting practices
 .  strong demand for         .  adequate profit margin
    product

 The realization of this      A strong balance sheet    Once Liberty WAM
 growth potential would       gives management          uncovers an attractive
 likely produce superior      greater flexibility to    company, it identifies a
 performance that is          pursue strategic          price that it believes
 sustainable over time.       objectives and is         would also make the
                              essential to maintaining  stock a good value.
                              a competitive advantage.

--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.


In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years).

                                                                            ____

Other Investment Strategies and Risks

Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ____

                             Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years and for the six months ended June 30, 2000. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the last five years is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn International
                                                 Six months                        Year Ended December 31,
For a share outstanding throughout             ended June 30,     ------------------------------------------------------
each period                                   2000 (unaudited)     1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------
                                                  Class Z          Class Z   Class Z   Class Z   Class Z   Class Z
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $35.33           $20.82    $18.39    $19.61    $16.59    $15.24
------------------------------------------------------------------------------------------------------------------------

Income from Investment Operations:

Net investment income                                 --              .83       .17       .40       .13       .16
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures                                            (1.34)           15.45      2.68      (.34)     3.29      1.20
------------------------------------------------------------------------------------------------------------------------
Total from investment
Operations                                         (1.34)           16.28      2.85       .06      3.42      1.36
------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                (.66)            (.22)     (.15)     (.38)     (.12)       --
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                        (.51)           (1.55)     (.27)     (.90)     (.28)     (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                (1.17)           (1.77)     (.42)    (1.28)     (.40)     (.01)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $32.82           $35.33    $20.82    $18.39    $19.61    $16.59
------------------------------------------------------------------------------------------------------------------------
Total return (a)                                    (3.8)%           79.2%     15.4%      0.2%     20.7%      8.9%
------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data:

Ratio of expenses to average net
assets                                              1.06%*           1.11%     1.12%     1.19%     1.17%     1.22%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                   .01%*            .12%      .86%      .58%      .51%      .90%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               76%*             46%       37%       39%       34%       26%
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                     $2,984           $2,868    $1,725    $1,623    $1,773    $1,276

(a) Total return is not annualized for periods less than one year.

*Annualized

                                                                            ____

                                     Notes


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                                                                            ____

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                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 .  Liberty Acorn International (formerly Acorn International)

                            [LOGO OF LIBERTY FUNDS]

ALL-STAR.COLONIAL.CRABBE HUSON.NEWPORT.STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C) 2000
One Financial Center, Boston 02111-2621, 1-800-426-3750
www.libertyfunds.com

-------------------------------------------------------------------------------
  LIBERTY ACORN USA  Prospectus, September 29, 2000
-------------------------------------------------------------------------------


Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S
LIBERTY ACORN USA                                                           2
-----------------
Investment Goal.........................................................    2
Principal Investment Strategies.........................................    2
Principal Investment Risks..............................................    2
Performance History.....................................................    4
Your Expenses...........................................................    5

YOUR ACCOUNT                                                                6
------------
How to Buy Shares.......................................................    6
Eligible Investors......................................................    7
Price of Fund Shares....................................................    8
How to Exchange Shares..................................................    8
How to Sell Shares......................................................    8
Fund Policy on Trading of Fund Shares...................................    9
Other Information About Your Account....................................   10

MANAGING THE FUND                                                          13
-----------------
Investment Advisor......................................................   13
Portfolio Manager.......................................................   13


OTHER INVESTMENT
STRATEGIES AND RISKS                                                       14
--------------------
The Information Edge....................................................   14
Stock Strength Comes
First...................................................................   14
Derivative Strategies...................................................   15
Temporary Defensive
Strategies..............................................................   15


FINANCIAL HIGHLIGHTS....................................................   16
--------------------

Not FDIC  May Lose Value
          ------------------
Insured   No Bank Guarantee

                                                                             ___
                                                                               1

                         Liberty Acorn USA


INVESTMENT GOAL
-------------------------------------------------------------------------------

Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small-and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies. Liberty Acorn USA typically looks for companies with:

 .  A strong business franchise that offers growth potential.
 .  Products and services that give the company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies, and, under normal market conditions, will invest at least 65% of its assets in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                              __

Liberty Acorn USA

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                              __

Liberty Acorn USA

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since inception. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are measures of the performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, three years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS
_______________________________________________________________________________

          [BAR CHART]

          Year        Return
          ----        ------
          1997        32.30%
          1998         5.79%
          1999        23.02%

 _______________________________________________________________________________

For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +18.93%
                                        Worst quarter: 3rd quarter 1998, -19.25%

Average Annual Total Returns -- for periods ended December 31, 1999

                     Inception Date                                Life of The
                                           1 Year      3 Years        Fund

Class Z                 9/4/96             23.02%      19.86%        23.28%
-------------------------------------------------------------------------------
Russell 2000             N/A               21.26%      13.08%        14.65%

                                                                              __

Liberty Acorn USA

UNDERSTANDING EXPENSES



Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
_________________________________________________________________
Maximum deferred sales charge (load) on
redemptions                                                None
_________________________________________________________________
Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management fees/(1)/ (%)                                   .93
_________________________________________________________________
Distribution and service (12b-1) fees (%)                  None
_________________________________________________________________
Other expenses (%)                                         .22
_________________________________________________________________
Total annual fund operating expenses (%)                  1.15
_________________________________________________________________

(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

Example Expenses (your actual costs may be higher or lower)

          1 Year    3 Years   5 Years   10 Years

           $117       $365     $ 633      $1,398


                                                                              __

                         Your Account




HOW TO BUY SHARES
-------------------------------------------------------------------------------
If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                    Instructions
-------------------------------------------------------------------------------
By check                  For new accounts, send a completed application and
(new account)             check made payable to the Fund to the transfer agent,
                          Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                          MA 02105-1722.
-------------------------------------------------------------------------------
By check                  For existing accounts, fill out and return the
(existing account)        additional investment stub included in your quarterly
                          statement, or send a letter of instruction including
                          the Fund name and account number with a check made
                          payable to the Fund to Liberty Funds Services, Inc.,
                          P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By exchange               You may acquire shares by exchanging shares you own in
                          one fund for shares of the same class of shares of the
                          Fund at no additional cost. There may be an additional
                          charge if exchanging from a money market fund. To
                          exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire                   You may purchase shares by wiring money from your bank
                          account to your Fund account. To wire funds to your
                          Fund account, call 1-800-422-3737 to obtain a control
                          number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds       You may purchase shares by electronically
transfer (existing        transferring money from your bank account to your
account)                  Fund account by calling 1-800-422-3737. Electronic
                          funds transfers may take up to two business days to
                          settle and be considered in "good form." You must set
                          up this feature prior to your telephone request. Be
                          sure to complete the appropriate section of the
                          application.
-------------------------------------------------------------------------------
Automatic                 You can make monthly or quarterly investments
investment plan           automatically from your bank account to your Fund
                          account. You can select a pre-authorized amount to be
                          sent via electronic funds transfer. Be sure to
                          complete the appropriate section of the application
                          for this feature.
-------------------------------------------------------------------------------

By dividend               You may automatically invest dividends distributed by
diversification           one fund into the same class of shares of the Fund
                          at no additional sales charge. To invest your
                          dividends in the Fund, call 1-800-345-6611.
-------------------------------------------------------------------------------
Through an                Contact your financial professional. Financial
intermediary              professionals may charge fees for their services.

                                                                              __

Your Account

ELIGIBLE INVESTORS
-------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment
---------------------------------

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn Trust funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the Employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to held shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment
----------------------------------

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment
-----------------------------
 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer; and

 .    any person investing all or part of the proceeds of a distribution,
     "roll over" or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, you eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ____

Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


PRICE OF FUND SHARES
-------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                              __

Your Account


Outlined below are the various options for selling shares:

Method             Instructions
-------------------------------------------------------------------------------
By exchange        You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                   cost. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar
                   limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
                   Certain restrictions apply to retirement accounts. For
                   details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail            You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                   Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Liberty Funds Services,
                   Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By wire            You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                   telephone request. Be sure to complete the appropriate
                   section of the account application for this feature.
-------------------------------------------------------------------------------
By electronic      You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                   complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

Systematic         You may automatically sell a specified dollar amount or
Withdrawal Plan    percentage on a monthly, quarterly or semiannual basis if
                   your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
Through an         Contact your financial professional. Financial professionals
Intermediary       may charge fees for their services.



FUND POLICY ON TRADING OF FUND SHARES

-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase or order exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Share Certificates Share certificates are not available for Class Z shares.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

 Dividend          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
 Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


Distribution Options. The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

 Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)
--------------------------------------------------------------------------------

 . send the check to your address of record

 . send the check to a third party address

 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.


                                                                            ____

Your Account


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Robert A. Mohn

Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn USA - Principal Investment Strategies" and "Liberty Acorn USA - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential           Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .   superior technology    .   low debt               .   reasonable stock price
 .   innovative marketing   .   adequate working           relative to growth
 .   managerial skill           capital                    potential
 .   market niche           .   conservative           .   valuable assets
 .   good earnings              accounting practices
    prospects              .   adequate profit
 .   strong demand              margin
    for product

The realization of this    A strong balance sheet     Once Liberty WAM uncovers
growth potential would     gives management greater   an attractive company, it
likely produce superior    flexibility to pursue      identifies a price that
performance that is        strategic objectives and   it believes would also
sustainable over time.     is essential to            make the stock a good
                           maintaining a competitive  value.
                           advantage.
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                            ____

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information for the three years ended December 31, 1999 and the period ended December 31, 1996 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn USA

                                         Six months
For a share outstanding            ended June 30, 2000              Year Ended December 31,                      Inception 9/4/96
throughout each period                  (unaudited)        1999               1998              1997             Through 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
                                           Class Z        Class Z            Class Z           Class Z              Class Z
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 16.75       $   14.80         $   15.12        $   11.65               $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment loss (a)                       (.02)             --              (.07)            (.07)                  (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                  (2.67)           3.32               .87             3.83                   1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                   (2.69)           3.32               .80             3.76                   1.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income            --              --                --               --                     --
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                  (.32)          (1.37)            (1.12)            (.29)                    --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.32)          (1.37)            (1.12)            (.29)                    --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 13.74       $   16.75         $   14.80        $   15.12               $  11.65
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)                             (16.1)%          23.0%              5.8%            32.3%                  16.5%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)                                    1.13%*          1.15%             1.20%            1.35%                  1.85%*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets                                    (.27%)*         0.00%             (.42%)           (.49%)                 (.99%)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         65%*            49%               42%              33%                    20%*
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                              $   305       $     371         $     281        $     185               $     53

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.79% for the period ended December 31, 1996.

(c) Total return is not annualized for periods less than one year.

*Annualized

                                                                            ____

Notes

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                                                                            ____

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                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: (formerly Acorn Investment Trust) 811-01829

 . Liberty Acorn USA (formerly Acorn USA)

                            [LOGO OF LIBERTY FUNDS]

  ALL - STAR . COLONIAL . CRABBE HUSON, NEWPORT . STEIN ROE ADVISOR Liberty Funds Distributor, Inc.(C) 2000
  One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
  www.libertyfunds.com

LIBERTY ACORN FOREIGN FORTY             Prospectus, September 29, 2000

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
T A B L E O F C O N T E N T S

Liberty Acorn Foreign Forty                                                     2
---------------------------
Investment Goal............................................................     2
Principal Investment Strategies............................................     2
Principal Investment Risks.................................................     2
Performance History........................................................     4
Your Expenses..............................................................     5

YOUR ACCOUNT                                                                    6
------------
How to Buy Shares..........................................................     6
Eligible Investors.........................................................     7
Price of Fund Shares.......................................................     8
How to Exchange Shares.....................................................     8
How to Sell Shares.........................................................     8
Fund Policy on Trading of Fund Shares......................................     9
Other Information About Your Account.......................................    10

MANAGING THE FUND                                                              13
-----------------
Investment Advisor.........................................................    13
Portfolio Managers.........................................................    13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                           15
--------------------
The Information Edge.......................................................    15
Stock Strength Comes First.................................................    15
Derivative Strategies......................................................    16
Temporary Defensive Strategies.............................................    16

FINANCIAL HIGHLIGHTS                                                           17
--------------------

Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
                                                                            ____

                          Liberty Acorn Foreign Forty

INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:
 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal.

Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from

                                                                           ____

Liberty Acorn Foreign Forty

day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stock of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a significant portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn Foreign Forty

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each completed calendar year since inception. They include the effects of Fund expenses.

Average annual total returns are measures of the Fund's performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index. The SSB World ex-U.S. Cap Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then performance would have been lower. Any expense reduction arrangements may be discounted at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns/(1)/

--------------------------------------------------------------------------------
                 [Bar Chart]

          Year            Return
          ----            ------
          1999            81.60%

--------------------------------------------------------------------------------

For period shown in bar chart:      Best quarter: 4th quarter 1999, +46.65%
                                    Worst quarter: 3rd quarter 1999, +3.90%


Average Annual Total Returns -- for periods ended December 31, 1999/(1)/



                       Inception Date          1 Year          Life of the Fund

Class Z                    11/23/98            81.60%                86.84%
-------------------------------------------------------------------------------

SSB Cap Range $2-10B         N/A               23.52%                24.72%

(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

                                                                            ____

Liberty Acorn Foreign Forty

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
-----------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                None
-----------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management fees/(2)/ (%)                                    .95
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  None
-----------------------------------------------------------------
Other expenses (%)                                          .62
-----------------------------------------------------------------
Total annual fund operating expenses/(3)/ (%)              1.57
-----------------------------------------------------------------

(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(3) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual fund operating expenses for Class Z would be 1.45%.

Example Expenses (your actual costs may be higher or lower)

          1 Year       3 Years         5 Years        10 Years

            $160          $496           $ 855          $1,867

                                                                            ____

                                 Your Account




HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                       Instructions
-------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and
(new account)                check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box
                             1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including the Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By exchange                  You may acquire shares by exchanging shares you own
                             in one fund for shares of the same class of the
                             Fund at no additional cost. There may be an
                             additional charge if exchanging from a money market
                             fund. To exchange by telephone, call 1-800-422-
                             3737.
-------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             bank account to your Fund account. To wire funds to
                             your Fund account, call 1-800-422-3737 to obtain a
                             control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically
transfer (existing           transferring money from your bank account to your
account)                     Fund account by calling 1-800-422-3737. Electronic
                             funds transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
-------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
-------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed
diversification              by one fund into the same class of shares of the
                             Fund at no additional sales charge. To invest your
                             dividends in the Fund, call 1-800-345-6611.
-------------------------------------------------------------------------------
Through an                   Contact your financial professional. Financial
intermediary                 professionals may charge fees for their services.

                                                                            ____

ELIGIBLE INVESTORS

Only Eligible investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are:

$1,000 minimum initial investment
---------------------------------

 .    any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment
-----------------------------------

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation; and

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment
-----------------------------

 .    any person investing all or part of the proceeds of a distribution,
     "roll over" or transfer assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the Liberty Acorn Funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn Funds immediately prior to the distribution, transfer or roll over; and

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan.

The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. A signature guarantee is designed to protect you and Liberty Acorn from fraud. Signature guarantees can be obtained from a commercial bank, broker-dealer, credit union (if authorized under state law), securities exchange or association. A notary public cannot provide a signature guarantee. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ____

Outlined below are the various options for selling shares:

Method             Instructions
-------------------------------------------------------------------------------
By exchange        You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                   cost. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar
                   limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
                   Certain restrictions apply to retirement accounts. For
                   details, call 1-800-345-6611.
-------------------------------------------------------------------------------

By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Liberty Funds Services,
                   Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire            You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                   telephone request. Be sure to complete the appropriate
                   section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic      You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                   complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Systematic         You may automatically sell a specified dollar amount or
Withdrawal Plan    percentage on a monthly, quarterly or semiannual basis if
                   your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
Through an         Contact your financial professional. Financial professionals
Intermediary       may charge fees for their services.


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


Share Certificates  Share certificates are not available for Class Z shares.

                                                                            ____

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend             Represents interest and dividends earned from securities
                     held by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options. Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.


                                                                            ____

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Marcel P. Houtzager
Co-portfolio manager

Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkeley.

                                                                            ____

Managing the Fund

Roger D. Edgley
Co-portfolio manager

Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "Liberty Acorn Foreign Forty - Principal Investment Strategies" and "Liberty Acorn Foreign Forty - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential            Financial Strength          Fundamental Value
--------------------------------------------------------------------------------
 .    superior technology    .    low debt             .   reasonable stock price
 .    innovative             .    adequate working         relative to growth
     marketing                   capital                  potential
 .    managerial skill       .    conservative         .   valuable assets
 .    market niche                accounting practices
 .    good earnings          .    adequate profit margin
     prospects
 .    strong demand
     for product

The realization of this    A strong balance sheet      Once Liberty WAM
growth potential would     gives management            uncovers an attractive
likely produce superior    greater flexibility to      company, it
performance that is        pursue strategic            identifies a
sustainable over time.     objectives and is           price that it
                           essential to                believes would
                           maintaining                 also make the
                           a competitive               stock a good
                           advantage.                  value.

--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the six month period ended June 30, 2000 is unaudited. The information with respect to the year ended December 31, 1999 and the period ended December 31, 1998 is audited. For periods up to and including the year ended 1999, this information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------------------------------------
                                                        Six months
                                                      ended 6/30/00      Year Ended    Inception 11/23/98
                                                       (unaudited)        12/31/99      Through 12/31/98
--------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------------
                                                         Class Z           Class Z           Class Z
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 19.93          $ 11.00           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment loss (a)                                      --              (.02)             (.01)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                               (.12)            8.98              1.01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.12)            8.96              1.00
--------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends from net investment income                        (.03)             --                --
Distributions from net realized and unrealized
  gains reportable for federal income taxes                 (.11)            (.03)               --
Total Distributions                                         (.14)            (.03)               --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 19.67          $ 19.93           $ 11.00
--------------------------------------------------------------------------------------------------------------
Total return (d)                                           (0.6%)            81.6%             10.0%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net assets (b)(c)              1.37%*           1.48%             1.73%*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
  assets (c)                                                (.03%)*          (.17%)            (.78%)*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       74%*             60%               90%*
--------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                            $   144          $   107           $    16

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended December 31, 1999.

(c) Liberty Acorn Foreign Forty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

     *Annualized

                                                                            ____

Notes

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                                                                            ____
                                                                              18

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust (formerly Acorn Investment Trust): 811-01829

 . Liberty Acorn Foreign Forty (formerly Acorn Foreign Forty)


--------------------------------------------------------------------------------
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                   Liberty Funds Distributor, Inc. (C) 2000
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                             www.libertyfunds.com